SEC. File Nos. 002-47749
811-02333

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

____________________

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No.  63

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  46
____________________

NEW  PERSPECTIVE  FUND,  INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________________

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California 94105-3493
(Counsel for the Registrant)
____________________

Approximate date of proposed public offering:

It is proposed that this filing become effective on July 30, 2008, pursuant to paragraph (b) of rule 485.

....


[logo - American Funds/(R)/]                The right choice for the long term/(R)/

New Perspective Fund/(R)/

 PROSPECTUS

 July 30, 2008

TABLE OF CONTENTS

 1    Risk/Return summary
 5    Fees and expenses of the fund
 7    Investment objectives, strategies and risks
10    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
22    Sales charges
25    Sales charge reductions and waivers
28    Rollovers from retirement plans to IRAs
28    Plans of distribution
29    Other compensation to dealers
30    How to sell shares
32    Distributions and taxes
33    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The fund seeks to make your investment grow over time by investing in stocks of companies located around the world. Providing you with future income is a secondary objective.

The fund is designed for investors seeking capital appreciation through stocks.
Investors in the fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Your investment in the fund is subject to risks, including the possibility that the value of the fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the United States or abroad. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the United States may be affected to a greater extent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

New Perspective Fund / Prospectus


HISTORICAL INVESTMENT RESULTS

The bar chart below shows how the fund's investment results have varied from year to year, and the Investment Results table on page 4 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. All fund results reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented. Past results (before and after taxes) are not predictive of future results.

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]
1998             28.53
1999             40.07
2000             -7.24
2001             -8.30
2002            -16.05
2003             36.76
2004             14.27
2005             11.28
2006             19.87
2007             16.03
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            22.17%  (quarter ended December 31, 1999)
LOWEST            -18.28%  (quarter ended September 30, 2002)

The fund's total return for the three months ended March 31, 2008, was -7.34%.

                                              New Perspective Fund / Prospectus

Unlike the bar chart on the previous page, the Investment Results table on the following page reflects, as required by Securities and Exchange Commission rules, the fund's investment results with the following maximum initial or contingent deferred sales charges imposed:

 . Class A share results reflect the maximum initial sales charge of 5.75%. This charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.

 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies only if shares are sold within one year of purchase.

 . Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also apply to the corresponding Class
529-A, 529-B, 529-C or 529-F-1 sales charges. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

The Investment Results table shows the fund's results on both a pretax and after-tax basis, as required by Securities and Exchange Commission rules.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. Total returns shown "after taxes on distributions"
reflect the effect of taxes on distributions (for example, dividends or capital gain distributions) by the fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxes on distributions by the fund and taxes on any gain or loss realized upon the sale of the shares. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY
WILL DIFFER FROM THE RESULTS SHOWN BELOW. IN ADDITION, AFTER-TAX RETURNS MAY NOT
BE RELEVANT IF YOU HOLD YOUR FUND SHARES THROUGH A TAX-DEFERRED ARRANGEMENT,
SUCH AS A 401(K) PLAN, INDIVIDUAL RETIREMENT ACCOUNT (IRA) OR 529 COLLEGE
SAVINGS PLAN.

Unlike the Investment Results table on page 4, the Additional Investment Results table on page 8 reflects the fund's results calculated without sales charges.

New Perspective Fund / Prospectus


 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/

 CLASS A -- FIRST SOLD 3/13/73
 Before taxes                          9.35%   17.92%    11.35%      13.76%
 After taxes on distributions          8.20    17.20     10.25         N/A
 After taxes on distributions and      7.98    15.88      9.73         N/A
 sale of fund shares

                                      1 YEAR  5 YEARS   LIFETIME/1/
--------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         10.14%  18.21%       6.13%
--------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         14.10   18.34        9.66
--------------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/15/01
 Before taxes                         16.02   19.28       10.54
--------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                          9.25   17.84       12.18
--------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                         10.05   18.02       12.25
--------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                         14.02   18.24       12.37
--------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/1/02
 Before taxes                         15.58   18.85       12.64
--------------------------------------------------------------------
 CLASS 529-F-1 -- FIRST SOLD 9/17/02
 Before taxes                         16.20   19.31       18.86

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/

 INDEXES (BEFORE TAXES)
 MSCI/(R) /World Index/3/         9.57%   17.53%    7.45%       10.55%
 MSCI USA Index/4/                6.03    13.07     5.80        10.88
 Lipper Global Funds Index/5/     9.28    17.10     7.78          N/A

/1/  Lifetime results for each share class are measured from the date the share class was first sold.
/2/  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

/3/  MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United States.
     This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/  MSCI USA Index is a free float-adjusted market capitalization index that is designed to measure the U.S. portion of the world market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/5/  Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown.

                                              New Perspective Fund / Prospectus

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1/,/3/
--------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases      5.75%/4/     none        none          none             none
 (as a percentage of
 offering price)
--------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none             none
 on reinvested
 dividends
--------------------------------------------------------------------------------------------
 Maximum contingent        none/5/    5.00%/6/    1.00%/7/       none             none
 deferred sales charge
--------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none             none
 exchange fees

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2/13/
-------------------------------------------------------------------------------

 Management fees/8/        0.38%    0.38%    0.38%     0.38%         0.38%
-------------------------------------------------------------------------------
 Distribution and/or       0.24     1.00     1.00      0.25          none
 service (12b-1) fees/9/
-------------------------------------------------------------------------------
 Other expenses/10/        0.12     0.12     0.18      0.12          0.17
-------------------------------------------------------------------------------
 Total annual fund         0.74     1.50     1.56      0.75          0.55
 operating expenses/8/

                           CLASS    CLASS    CLASS     CLASS         CLASS
                           529-A    529-B    529-C     529-E        529-F-1
-------------------------------------------------------------------------------
 Management fees/8/        0.38%    0.38%    0.38%     0.38%         0.38%
-------------------------------------------------------------------------------
 Distribution and/or       0.20     1.00     1.00      0.50          0.00
 service (12b-1)
 fees/11/
-------------------------------------------------------------------------------
 Other                     0.24     0.25     0.24      0.23          0.23
 expenses/10/,/12/
-------------------------------------------------------------------------------
 Total annual fund         0.82     1.63     1.62      1.11          0.61
 operating expenses/8/

/1/  Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
/2/  Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.

/3/  Class F-1, F-2 and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.
/4/  The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.
/5/  A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge.
/6/  The contingent deferred sales charge is reduced one year after purchase and eliminated six years after purchase.
/7/  The contingent deferred sales charge is eliminated one year after purchase.
/8/  The fund's investment adviser is currently waiving 10% of its management fee.
     The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial
     Highlights table in this prospectus and in the fund's annual report.

/9/  Class A and F-1 12b-1 fees may not exceed .25% and .50%, respectively, of each class's average net assets annually. Class B and C 12b-1 fees may not exceed
     1.00% of each class's average net assets annually.
/10/ Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.

/11/ Class 529-A and 529-F-1 12b-1 fees may not exceed .50% of each class's average net assets annually. Class 529-B and 529-C 12b-1 fees may not exceed
     1.00% of each class's average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class's average net assets annually.
/12/ Includes up to a maximum of .10% paid to a state or states for oversight and administrative services.
/13/ Based on estimated amounts for the current fiscal year. Amounts for all other share classes are based on amounts incurred in the fund's previous fiscal year.

New Perspective Fund / Prospectus


EXAMPLES

The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 Class A/1/                                 $646    $798    $  963     $1,441
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/           653     874     1,018      1,585
-------------------------------------------------------------------------------
 Class B -- assuming no redemption/3/        153     474       818      1,585
-------------------------------------------------------------------------------
 Class C -- assuming redemption/4/           259     493       850      1,856
-------------------------------------------------------------------------------
 Class C -- assuming no redemption           159     493       850      1,856
-------------------------------------------------------------------------------
 Class F-1 -- excluding intermediary          77     240       417        930
 fees/5/
-------------------------------------------------------------------------------
 Class F-2 -- excluding intermediary          56     176       307        689
 fees/5/
-------------------------------------------------------------------------------
 Class 529-A/1/,/6/                          674     861     1,062      1,635
-------------------------------------------------------------------------------
 Class 529-B -- assuming                     685     953     1,143      1,817
 redemption/2/,/6/
-------------------------------------------------------------------------------
 Class 529-B -- assuming no                  185     553       943      1,817
 redemption/3/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming                     284     550       938      2,021
 redemption/4/,/6/
-------------------------------------------------------------------------------
 Class 529-C -- assuming no redemption/6/    184     550       938      2,021
-------------------------------------------------------------------------------
 Class 529-E/6/                              133     392       669      1,454
-------------------------------------------------------------------------------
 Class 529-F-1 -- excluding intermediary      82     235       399        868
 fees/5/,/6/

/1/  Reflects the maximum initial sales charge.

/2/  Reflects applicable contingent deferred sales charges through year six and
     Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
/3/  Reflects Class A or 529-A expenses for years nine and 10 because Class B and
     529-B shares automatically convert to Class A and 529-A shares, respectively, in the month of the eight-year anniversary of the purchase date.
/4/  Reflects a contingent deferred sales charge in the first year.
/5/  Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
/6/  Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                              New Perspective Fund / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with long-term growth of capital.  Future income is a secondary objective. The fund invests primarily in common stocks of companies located around the world to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships.

The prices of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability;
and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation;
changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

New Perspective Fund / Prospectus


ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results table on page 4, the table below reflects the fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2007:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------

 CLASS A -- FIRST SOLD 3/13/73
 Before taxes                          16.03%  19.32%    12.01%      13.96%
 After taxes on distributions          14.81   18.59     10.91         N/A
 After taxes on distributions and      12.44   17.17     10.34         N/A
 sale of fund shares

                                      1 YEAR  5 YEARS   LIFETIME/1/
--------------------------------------------------------------------

 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                         15.14%  18.41%       6.13%
--------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                         15.10   18.34        9.66
--------------------------------------------------------------------
 CLASS F-1 -- FIRST SOLD 3/15/01
 Before taxes                         16.02   19.28       10.54
--------------------------------------------------------------------
 CLASS 529-A -- FIRST SOLD 2/15/02
 Before taxes                         15.93   19.25       13.31
--------------------------------------------------------------------
 CLASS 529-B -- FIRST SOLD 2/15/02
 Before taxes                         15.05   18.22       12.35
--------------------------------------------------------------------
 CLASS 529-C -- FIRST SOLD 2/15/02
 Before taxes                         15.02   18.24       12.37
--------------------------------------------------------------------
 CLASS 529-E -- FIRST SOLD 3/1/02
 Before taxes                         15.58   18.85       12.64
--------------------------------------------------------------------
 CLASS 529-F-1 -- FIRST SOLD 9/17/02
 Before taxes                         16.20   19.31       18.86

                                  1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
--------------------------------------------------------------------------

 INDEXES (BEFORE TAXES)
 MSCI World Index/3/              9.57%   17.53%    7.45%       10.55%
 MSCI USA Index/4/                6.03    13.07     5.80        10.88
 Lipper Global Funds Index/5/     9.28    17.10     7.78          N/A

/1/  Lifetime results for each share class are measured from the date the share class was first sold.
/2/  Lifetime results for the index(es) shown are measured from the date Class A shares were first sold. The funds or securities that compose each index may vary over time.

/3/  MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The index consists of 23 developed market country indexes, including the United States.
     This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/4/  MSCI USA Index is a free float-adjusted market capitalization index that is designed to measure the U.S. portion of the world market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes.
/5/  Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not shown.

                                              New Perspective Fund / Prospectus

INDUSTRY SECTOR DIVERSIFICATION AS OF MARCH 31, 2008

[begin pie chart]
Information technology                                        19.15%
Industrials                                                    9.44%
Energy                                                         8.47%
Financials                                                     8.42%
Materials                                                      8.36%
Other industries                                              34.41%
Short-term securities & other assets less liabilities         11.75%
[end pie chart]

                                 PERCENT OF
 PERCENT INVESTED BY COUNTRY     NET ASSETS
---------------------------------------------

 The Americas                       37.2%
---------------------------------------------
 United States                      30.0
---------------------------------------------
 Canada                              3.8
---------------------------------------------
 Brazil                              2.2
---------------------------------------------
 Argentina                           0.6
---------------------------------------------
 Mexico                              0.6
---------------------------------------------
 Europe                             35.0%
---------------------------------------------
 Euro zone/*/                       21.9
---------------------------------------------
 United Kingdom                      5.9
---------------------------------------------
 Switzerland                         4.1
---------------------------------------------
 Denmark                             1.7
---------------------------------------------
 Russia                              0.6
---------------------------------------------
 Sweden                              0.5
---------------------------------------------
 Norway                              0.3
---------------------------------------------
 Asia/Pacific Basin                 15.0%
---------------------------------------------
 Japan                               6.0
---------------------------------------------
 Taiwan                              2.3
---------------------------------------------
 Australia                           2.2
---------------------------------------------
 Korea                               1.9
---------------------------------------------
 Hong Kong                           1.3
---------------------------------------------
 India                               0.9
---------------------------------------------
 Malaysia                            0.2
---------------------------------------------
 Singapore                           0.1
---------------------------------------------
 China                               0.1
---------------------------------------------
 Other                               1.0%
---------------------------------------------
 Short-term securities & other
 assets less liabilities            11.8%
---------------------------------------------
 Total                             100.0%
---------------------------------------------

* Countries using the euro as a common currency are: Austria, Belgium,
  Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg,
  Malta, the Netherlands, Portugal, Slovenia and Spain.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

New Perspective Fund / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended March 31, 2008.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

                                       10

                                              New Perspective Fund / Prospectus

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A list of the fund's top 10 equity holdings, updated as of each month-end, is generally posted to this page within 14 days after the end of the applicable month. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. Both lists remain available on the website until new information for the next month or quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       11

New Perspective Fund / Prospectus


The primary individual portfolio counselors for New Perspective Fund are:

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------------

 GREGG E. IRELAND            16 years        Senior Vice President   Serves as a global
 Vice Chairman of the    (plus 7 years of    - Capital World         equity portfolio
 Board and Director      prior experience    Investors               counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 36
                                             years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 ROBERT W. LOVELACE          7 years         Senior Vice President   Serves as a global
 President and          (plus 14 years of    - Capital World         equity portfolio
 Director                prior experience    Investors               counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 23
                                             years, all with
                                             Capital Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 BRADY L. ENRIGHT            3 years         Senior Vice President   Serves as a global
                                             - Capital World         equity portfolio
                                             Investors               counselor

                                             Investment
                                             professional for 17
                                             years in total;
                                             11 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 JOANNA F. JONSSON           2 years         Senior Vice President   Serves as a global
                                             - Capital World         equity portfolio
                                             Investors               counselor

                                             Investment
                                             professional for 19
                                             years in total;
                                             18 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 CARL M. KAWAJA              10 years        Senior Vice President   Serves as a global
                         (plus 6 years of    - Capital World         equity portfolio
                         prior experience    Investors               counselor
                              as an
                        investment analyst   Investment
                          for the fund)      professional for 21
                                             years in total;
                                             17 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------

                                       12

                                              New Perspective Fund / Prospectus

                                             PRIMARY TITLE WITH      PORTFOLIO
                            PORTFOLIO        INVESTMENT ADVISER      COUNSELOR'S
 PORTFOLIO COUNSELOR/       COUNSELOR        (OR AFFILIATE)          ROLE IN
 FUND TITLE                 EXPERIENCE       AND INVESTMENT          MANAGEMENT
 (IF APPLICABLE)           IN THIS FUND      EXPERIENCE              OF THE FUND
--------------------------------------------------------------------------------------------

 DINA N. PERRY               15 years        Senior Vice President   Serves as a global
                                             - Capital World         equity portfolio
                                             Investors               counselor

                                             Investment
                                             professional for 31
                                             years in total;
                                             17 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------
 STEVEN T. WATSON            2 years         Senior Vice President   Serves as a global
                                             - Capital World         equity portfolio
                                             Investors               counselor

                                             Investment
                                             professional for 21
                                             years in total;
                                             18 years with Capital
                                             Research and
                                             Management Company or
                                             affiliate
--------------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       13

New Perspective Fund / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/, the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds
Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

                                              New Perspective Fund / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, B,
C and F shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below). The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
  529-B or 529-C shares to cover higher education expenses); and

.. availability of share classes:

  -- Class B and C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans; and

  -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES.

                                       15

New Perspective Fund / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 5.75% (reduced for purchases of $25,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              up to .25% annually (for Class 529-A shares, may not
                         exceed .50% annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        see the discussion regarding purchase minimums and
                         maximums in "Purchase and exchange of shares"
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, and may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       16

                                              New Perspective Fund / Prospectus

Purchase and exchange of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management Trust of America on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of

                                       17

New Perspective Fund / Prospectus


income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of The Cash Management
Trust of America on the third business day after receipt of your investment.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser
(who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

                                       18

                                              New Perspective Fund / Prospectus

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the fund will be precluded from investing in the fund (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases and redemptions of shares having a value of less than $5,000; transactions in Class 529 shares; purchases and redemptions resulting from

                                       19

New Perspective Fund / Prospectus


reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUND'S AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

                                       20

                                              New Perspective Fund / Prospectus

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529          $    250/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                              25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                      50
    For a payroll deduction retirement plan account, payroll               25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS B SHARES                   50,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM PER TRANSACTION FOR CLASS C SHARES                  500,000

/1/  Purchase minimums may be waived in certain cases. Please see the statement of additional information for details.
/2/  For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

If you have significant American Funds holdings, you may not be eligible to invest in Class B or C shares (or their corresponding 529 share classes).
Specifically, you may not purchase Class B or 529-B shares if you are eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate, and you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock
Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund's  securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities

                                       21

New Perspective Fund / Prospectus


held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The "offering price," the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

                                       SALES CHARGE AS A
                                         PERCENTAGE OF:
                                                                 DEALER
                                                   NET         COMMISSION
                                       OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                             PRICE    INVESTED   OF OFFERING PRICE
------------------------------------------------------------------------------

 Less than $25,000                      5.75%     6.10%           5.00%
------------------------------------------------------------------------------
 $25,000 but less than $50,000          5.00      5.26            4.25
------------------------------------------------------------------------------
 $50,000 but less than $100,000         4.50      4.71            3.75
------------------------------------------------------------------------------
 $100,000 but less than $250,000        3.50      3.63            2.75
------------------------------------------------------------------------------
 $250,000 but less than $500,000        2.50      2.56            2.00
------------------------------------------------------------------------------
 $500,000 but less than $750,000        2.00      2.04            1.60
------------------------------------------------------------------------------
 $750,000 but less than $1 million      1.50      1.52            1.20
------------------------------------------------------------------------------
 $1 million or more and certain other   none      none      see below
 investments described below
------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is cal-

                                       22

                                              New Perspective Fund / Prospectus

culated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies.
Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to

                                       23

New Perspective Fund / Prospectus


 establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus.
 Plans investing in Class A shares with a sales charge may purchase additional
 Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge on or before March 31, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds
Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

                                       24

                                              New Perspective Fund / Prospectus

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date

                                       25

New Perspective Fund / Prospectus


Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds money market funds) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds money market funds) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (excluding capital appreciation) less any withdrawals. Please see the statement of additional information for details.
 You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds money market funds) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day

                                       26

                                              New Perspective Fund / Prospectus

 immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

Please see "How to sell shares" in this prospectus for information on how to reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

  -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

                                       27

New Perspective Fund / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares; up to .50% for Class 529-A shares; up to 1.00% for Class B, 529-B, C and 529-C shares; up to .75% for Class 529-E shares; and up to .50% for Class F-1 and 529-F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for
Class A shares.

                                       28

                                              New Perspective Fund / Prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2007, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       29

New Perspective Fund / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

   -- more than $75,000;

   -- made payable to someone other than the registered shareholder(s); or

   -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
   FundsLine/(R)/ and americanfunds.com) are limited to $75,000 per American
   Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. If you redeem
Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares you are responsible for paying any applicable Class A sales charges.

                                       30

                                              New Perspective Fund / Prospectus

Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds
Service Company. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       31

New Perspective Fund / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the fund will be subject to federal income tax and may also be subject to state or local taxes --
unless you are exempt from taxation.

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. Some or all of your dividends may be eligible for a reduced tax rate if you meet a holding period requirement. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       32

                                              New Perspective Fund / Prospectus

Financial highlights/1/

The Financial Highlights table is intended to help you understand the fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. A similar table will be shown for Class F-2 shares beginning with the fund's first fiscal year ending after the date the class is first offered. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus and the fund's annual report. The information in the Financial
Highlights table has been audited by PricewaterhouseCoopers LLP (except for the six months ended March 31, 2008), whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

                                           INCOME (LOSS) FROM INVESTMENT OPERATIONS/2/
                                                          Net (losses)
                                                              gains
                                                               on
                                                           securities
                               Net asset                      (both           Total
                                value,         Net          realized          from
                               beginning   investment          and         investment
                               of period     income        unrealized)     operations
-----------------------------------------------------------------------------------------

CLASS A:
Six months ended 3/31/2008/5/   $36.83        $.30           $(2.73)         $(2.43)
Year ended 9/30/2007             31.73         .48             7.18            7.66
Year ended 9/30/2006             29.53         .49             3.93            4.42
Year ended 9/30/2005             24.91         .37             4.51            4.88
Year ended 9/30/2004             21.33         .23             3.53            3.76
Year ended 9/30/2003             16.50         .18             4.82            5.00
-----------------------------------------------------------------------------------------
CLASS B:
Six months ended 3/31/2008/5/    36.06         .16            (2.70)          (2.54)
Year ended 9/30/2007             31.12         .22             7.04            7.26
Year ended 9/30/2006             29.01         .25             3.87            4.12
Year ended 9/30/2005             24.50         .16             4.43            4.59
Year ended 9/30/2004             21.02         .04             3.48            3.52
Year ended 9/30/2003             16.28         .03             4.75            4.78
-----------------------------------------------------------------------------------------
CLASS C:
Six months ended 3/31/2008/5/   $35.84        $.15           $(2.68)         $(2.53)
Year ended 9/30/2007             30.96         .21             6.99            7.20
Year ended 9/30/2006             28.88         .24             3.84            4.08
Year ended 9/30/2005             24.41         .15             4.40            4.55
Year ended 9/30/2004             20.97         .03             3.47            3.50
Year ended 9/30/2003             16.27         .02             4.75            4.77
-----------------------------------------------------------------------------------------
CLASS F-1:
Six months ended 3/31/2008/5/    36.71         .29            (2.72)          (2.43)
Year ended 9/30/2007             31.64         .48             7.15            7.63
Year ended 9/30/2006             29.44         .49             3.91            4.40
Year ended 9/30/2005             24.84         .36             4.49            4.85
Year ended 9/30/2004             21.29         .22             3.52            3.74
Year ended 9/30/2003             16.49         .17             4.81            4.98
-----------------------------------------------------------------------------------------
CLASS 529-A:
Six months ended 3/31/2008/5/    36.63         .28            (2.72)          (2.44)
Year ended 9/30/2007             31.59         .46             7.13            7.59
Year ended 9/30/2006             29.41         .48             3.91            4.39
Year ended 9/30/2005             24.83         .36             4.47            4.83
Year ended 9/30/2004             21.29         .22             3.51            3.73
Year ended 9/30/2003             16.49         .19             4.80            4.99
-----------------------------------------------------------------------------------------
CLASS 529-B:
Six months ended 3/31/2008/5/    36.00         .14            (2.69)          (2.55)
Year ended 9/30/2007             31.09         .19             7.02            7.21
Year ended 9/30/2006             28.99         .22             3.86            4.08
Year ended 9/30/2005             24.51         .12             4.42            4.54
Year ended 9/30/2004             21.07          --/7/          3.48            3.48
Year ended 9/30/2003             16.41         .01             4.76            4.77
-----------------------------------------------------------------------------------------
CLASS 529-C:
Six months ended 3/31/2008/5/   $35.98        $.14           $(2.69)         $(2.55)
Year ended 9/30/2007             31.08         .19             7.03            7.22
Year ended 9/30/2006             28.99         .23             3.85            4.08
Year ended 9/30/2005             24.51         .13             4.42            4.55
Year ended 9/30/2004             21.07         .01             3.48            3.49
Year ended 9/30/2003             16.41         .01             4.76            4.77
-----------------------------------------------------------------------------------------
CLASS 529-E:
Six months ended 3/31/2008/5/    36.34         .23            (2.70)          (2.47)
Year ended 9/30/2007             31.36         .36             7.08            7.44
Year ended 9/30/2006             29.22         .38             3.89            4.27
Year ended 9/30/2005             24.69         .27             4.44            4.71
Year ended 9/30/2004             21.19         .13             3.50            3.63
Year ended 9/30/2003             16.47         .11             4.79            4.90
-----------------------------------------------------------------------------------------
CLASS 529-F-1:
Six months ended 3/31/2008/5/    36.64         .31            (2.71)          (2.40)
Year ended 9/30/2007             31.59         .53             7.13            7.66
Year ended 9/30/2006             29.39         .55             3.88            4.43
Year ended 9/30/2005             24.80         .37             4.46            4.83
Year ended 9/30/2004             21.28         .21             3.51            3.72
Year ended 9/30/2003             16.50         .17             4.79            4.96

                                      DIVIDENDS AND DISTRIBUTIONS
                                                                                                                     Ratio of
                                                                                                                     expenses
                                                                                                                    to average
                                                                                                                    net assets
                               Dividends                       Total                                  Net assets,     before
                               (from net   Distributions     dividends    Net asset                     end of         reim-
                               investment      (from            and       value, end      Total         period      bursements/
                                income)    capital gains)  distributions  of period   return/3/,/4/  (in millions)    waivers
---------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Six months ended 3/31/2008/5/    $(.68)       $(2.27)         $(2.95)       $31.45       (7.34)%        $44,681         74%/6/
Year ended 9/30/2007              (.50)        (2.06)          (2.56)        36.83       25.46           49,213        .74
Year ended 9/30/2006              (.40)        (1.82)          (2.22)        31.73       15.80           40,517        .75
Year ended 9/30/2005              (.26)           --            (.26)        29.53       19.68           35,342        .77
Year ended 9/30/2004              (.18)           --            (.18)        24.91       17.65           30,011        .78
Year ended 9/30/2003              (.17)           --            (.17)        21.33       30.48           25,388        .83
---------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Six months ended 3/31/2008/5/     (.41)        (2.27)          (2.68)        30.84       (7.73)           1,834       1.50/6/
Year ended 9/30/2007              (.26)        (2.06)          (2.32)        36.06       24.55            2,057       1.50
Year ended 9/30/2006              (.19)        (1.82)          (2.01)        31.12       14.89            1,714       1.52
Year ended 9/30/2005              (.08)           --            (.08)        29.01       18.76            1,493       1.54
Year ended 9/30/2004              (.04)           --            (.04)        24.50       16.77            1,212       1.55
Year ended 9/30/2003              (.04)           --            (.04)        21.02       29.44              863       1.62
---------------------------------------------------------------------------------------------------------------------------------
CLASS C:
Six months ended 3/31/2008/5/    $(.41)       $(2.27)         $(2.68)       $30.63       (7.75)%        $ 1,900       1.54%/6/
Year ended 9/30/2007              (.26)        (2.06)          (2.32)        35.84       24.47            2,022       1.56
Year ended 9/30/2006              (.18)        (1.82)          (2.00)        30.96       14.84            1,526       1.59
Year ended 9/30/2005              (.08)           --            (.08)        28.88       18.67            1,197       1.60
Year ended 9/30/2004              (.06)           --            (.06)        24.41       16.70              868       1.61
Year ended 9/30/2003              (.07)           --            (.07)        20.97       29.39              485       1.66
---------------------------------------------------------------------------------------------------------------------------------
CLASS F-1:
Six months ended 3/31/2008/5/     (.68)        (2.27)          (2.95)        31.33       (7.36)           1,183        .76/6/
Year ended 9/30/2007              (.50)        (2.06)          (2.56)        36.71       25.49            1,215        .75
Year ended 9/30/2006              (.38)        (1.82)          (2.20)        31.64       15.77              932        .76
Year ended 9/30/2005              (.25)           --            (.25)        29.44       19.62              786        .82
Year ended 9/30/2004              (.19)           --            (.19)        24.84       17.59              635        .84
Year ended 9/30/2003              (.18)           --            (.18)        21.29       30.39              353        .87
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Six months ended 3/31/2008/5/     (.66)        (2.27)          (2.93)        31.26       (7.40)             849        .82/6/
Year ended 9/30/2007              (.49)        (2.06)          (2.55)        36.63       25.38              862        .82
Year ended 9/30/2006              (.39)        (1.82)          (2.21)        31.59       15.72              593        .81
Year ended 9/30/2005              (.25)           --            (.25)        29.41       19.55              427        .85
Year ended 9/30/2004              (.19)           --            (.19)        24.83       17.57              267        .86
Year ended 9/30/2003              (.19)           --            (.19)        21.29       30.46              138        .83
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
Six months ended 3/31/2008/5/     (.39)        (2.27)          (2.66)        30.79       (7.77)             131       1.62/6/
Year ended 9/30/2007              (.24)        (2.06)          (2.30)        36.00       24.40              138       1.63
Year ended 9/30/2006              (.16)        (1.82)          (1.98)        31.09       14.77              103       1.65
Year ended 9/30/2005              (.06)           --            (.06)        28.99       18.54               81       1.71
Year ended 9/30/2004              (.04)           --            (.04)        24.51       16.53               56       1.74
Year ended 9/30/2003              (.11)           --            (.11)        21.07       29.21               31       1.78
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
Six months ended 3/31/2008/5/    $(.40)       $(2.27)         $(2.67)       $30.76       (7.78)%        $   223       1.62%/6/
Year ended 9/30/2007              (.26)        (2.06)          (2.32)        35.98       24.42              228       1.62
Year ended 9/30/2006              (.17)        (1.82)          (1.99)        31.08       14.74              159       1.64
Year ended 9/30/2005              (.07)           --            (.07)        28.99       18.62              117       1.70
Year ended 9/30/2004              (.05)           --            (.05)        24.51       16.56               75       1.73
Year ended 9/30/2003              (.11)           --            (.11)        21.07       29.21               39       1.77
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
Six months ended 3/31/2008/5/     (.56)        (2.27)          (2.83)        31.04       (7.52)              48       1.11/6/
Year ended 9/30/2007              (.40)        (2.06)          (2.46)        36.34       25.02               50       1.11
Year ended 9/30/2006              (.31)        (1.82)          (2.13)        31.36       15.36               35       1.12
Year ended 9/30/2005              (.18)           --            (.18)        29.22       19.16               26       1.18
Year ended 9/30/2004              (.13)           --            (.13)        24.69       17.17               16       1.20
Year ended 9/30/2003              (.18)           --            (.18)        21.19       29.92                8       1.23
---------------------------------------------------------------------------------------------------------------------------------
CLASS 529-F-1:
Six months ended 3/31/2008/5/     (.72)        (2.27)          (2.99)        31.25       (7.28)              14        .61/6/
Year ended 9/30/2007              (.55)        (2.06)          (2.61)        36.64       25.65               14        .61
Year ended 9/30/2006              (.41)        (1.82)          (2.23)        31.59       15.91               10        .62
Year ended 9/30/2005              (.24)           --            (.24)        29.39       19.58                5        .82
Year ended 9/30/2004              (.20)           --            (.20)        24.80       17.50                3        .95
Year ended 9/30/2003              (.18)           --            (.18)        21.28       30.25                1        .97
 (The Financial Highlights table continues on the following page.)

                                       33

New Perspective Fund / Prospectus


                                Ratio of
                                expenses       Ratio
                               to average     of net
                               net assets     income
                                  after         to
                                  reim-       average
                               bursements/      net
                               waivers/4/    assets/4/
-------------------------------------------------------

CLASS A:
Six months ended 3/31/2008/5/     .70%/6/     1.73%/6/
Year ended 9/30/2007              .70         1.44
Year ended 9/30/2006              .71         1.63
Year ended 9/30/2005              .74         1.36
Year ended 9/30/2004              .78          .93
Year ended 9/30/2003              .83          .93
-------------------------------------------------------
CLASS B:
Six months ended 3/31/2008/5/    1.46/6/       .98/6/
Year ended 9/30/2007             1.47          .68
Year ended 9/30/2006             1.48          .86
Year ended 9/30/2005             1.51          .60
Year ended 9/30/2004             1.55          .18
Year ended 9/30/2003             1.62          .16
-------------------------------------------------------
CLASS C:
Six months ended 3/31/2008/5/    1.50%/6/      .92%/6/
Year ended 9/30/2007             1.52          .63
Year ended 9/30/2006             1.55          .80
Year ended 9/30/2005             1.57          .55
Year ended 9/30/2004             1.61          .14
Year ended 9/30/2003             1.66          .12
-------------------------------------------------------
CLASS F-1:
Six months ended 3/31/2008/5/     .72/6/      1.70/6/
Year ended 9/30/2007              .71         1.44
Year ended 9/30/2006              .72         1.62
Year ended 9/30/2005              .79         1.32
Year ended 9/30/2004              .84          .91
Year ended 9/30/2003              .87          .91
-------------------------------------------------------
CLASS 529-A:
Six months ended 3/31/2008/5/     .78/6/      1.64/6/
Year ended 9/30/2007              .78         1.38
Year ended 9/30/2006              .77         1.59
Year ended 9/30/2005              .82         1.31
Year ended 9/30/2004              .86          .90
Year ended 9/30/2003              .83          .98
-------------------------------------------------------
CLASS 529-B:
Six months ended 3/31/2008/5/    1.58/6/       .84/6/
Year ended 9/30/2007             1.59          .57
Year ended 9/30/2006             1.61          .74
Year ended 9/30/2005             1.68          .44
Year ended 9/30/2004             1.74          .01
Year ended 9/30/2003             1.78          .03
-------------------------------------------------------
CLASS 529-C:
Six months ended 3/31/2008/5/    1.58%/6/      .84%/6/
Year ended 9/30/2007             1.58          .58
Year ended 9/30/2006             1.60          .76
Year ended 9/30/2005             1.67          .46
Year ended 9/30/2004             1.72          .03
Year ended 9/30/2003             1.77          .05
-------------------------------------------------------
CLASS 529-E:
Six months ended 3/31/2008/5/    1.07/6/      1.35/6/
Year ended 9/30/2007             1.08         1.09
Year ended 9/30/2006             1.08         1.27
Year ended 9/30/2005             1.15          .99
Year ended 9/30/2004             1.20          .56
Year ended 9/30/2003             1.23          .60
-------------------------------------------------------
CLASS 529-F-1:
Six months ended 3/31/2008/5/     .57/6/      1.83/6/
Year ended 9/30/2007              .58         1.59
Year ended 9/30/2006              .58         1.82
Year ended 9/30/2005              .79         1.35
Year ended 9/30/2004              .95          .84
Year ended 9/30/2003              .97          .89

                                       34

                                              New Perspective Fund / Prospectus


                        SIX MONTHS ENDED
                            MARCH 31                  YEAR ENDED SEPTEMBER 30
                            2008/5/         2007      2006      2005      2004       2003
--------------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES          21%           30%       32%       30%       19%        28%
OF SHARES

/1/  Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
/2/  Based on average shares outstanding.
/3/  Total returns exclude any applicable sales charges, including contingent deferred sales charges.

/4/  This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
     Capital Research and Management Company reduced fees for investment advisory services.
/5/  Unaudited.
/6/  Annualized.
/7/  Amount less than $.01.

                                       35

New Perspective Fund / Prospectus


NOTES

                                       36

                                              New Perspective Fund / Prospectus

[logo - American Funds/(R)/]             The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES           American Funds Service Company
                                    800/421-0180

 FOR RETIREMENT PLAN SERVICES       Call your employer or plan administrator

 FOR ADVISER MARKETING              American Funds Distributors
                                    800/421-9900

 FOR 529 PLANS                      American Funds Service Company
                                    800 /421-0180, ext. 529

 FOR 24-HOUR INFORMATION            American FundsLine
                                    800/325-3590
                                    americanfunds.com

 Telephone calls you have with the American Funds organization may be monitored or recorded for quality assurance, verification and/or recordkeeping purposes.
 By speaking with us on the telephone, you are giving your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, DC
(202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
DC 20549-0102. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

                                                                               Investment Company File No. 811-02333
                                                                          MFGEPR-907-0708P Litho in USA CGD/RRD/8016
---------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust


                           NEW PERSPECTIVE FUND, INC.

                                     Part B
                      Statement of Additional Information

                               July 30, 2008

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of New Perspective Fund (the
"fund" or "NPF") dated July 30, 2008. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                           New Perspective Fund, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

                             TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                         New Perspective Fund -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

..    The fund invests primarily in common stocks.

..    The fund may invest up to 10% of its assets in nonconvertible debt securities rated Baa or below by Moody's Investors Service ("Moody's") and
     BBB or below by Standard & Poor's Corporation ("S&P") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 5% of its assets in nonconvertible debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

                         New Perspective Fund -- Page 2

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

                         New Perspective Fund -- Page 3

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and may have less protection of property rights than more developed countries.
The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific

                         New Perspective Fund -- Page 4

currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates.
The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

                         New Perspective Fund -- Page 5

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which

                         New Perspective Fund -- Page 6

can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

The fund's portfolio turnover rates for the fiscal years ended September 30,
2007 and 2006 were 30% and 32%, respectively. The portfolio turnover rate would equal 100% if each security in a fund's portfolio were replaced once per year.
See "Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

                         New Perspective Fund -- Page 7

The fund will not:

1.   Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets of the fund would be invested in the securities of such other issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the fund;

2.   Invest in companies for the purpose of exercising control or management;

3.   Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4.   Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

5.   Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts;

6.   Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities
Act of 1933;

7.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

9.   Purchase securities on margin;

10.  Issue senior securities or borrow money, except as permitted by the 1940
Act, as amended, or any rule thereunder, any SEC or SEC staff interpretation thereof or any exemptions therefrom which may be granted by the SEC; nor

11.  Mortgage, pledge or hypothecate its assets to any extent.

For purposes of Investment Restriction #3, the fund will not invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry.

For purposes of Investment Restriction #8, although the fund may sell securities short, to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short, the fund does not anticipate doing so during the next twelve months.

                         New Perspective Fund -- Page 8

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund will not purchase or retain the securities of any issuer, if those individual officers and directors of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

2.   The fund will not invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

3.   The fund will not invest in puts, calls, straddles or spreads, or combinations thereof;

4.   The fund will not purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures;

5.   The fund will not invest in securities of other investment companies, except as permitted by the 1940 Act. The fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the SEC;

6.   The fund will not invest knowingly more than 10% of its net assets in illiquid securities;

7.   The fund does not currently intend to engage in an ongoing or regular securities lending program;

8.   The fund will only borrow for temporary or emergency purposes and not for investment in securities; and

9.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                         New Perspective Fund -- Page 9

                             MANAGEMENT OF THE FUND

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                 NUMBER OF
 POSITION WITH FUND                                          PORTFOLIOS/3/
 (YEAR FIRST ELECTED             PRINCIPAL OCCUPATION(S)       OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)               DURING PAST FIVE YEARS       BY DIRECTOR             BY DIRECTOR
----------------------------------------------------------------------------------------------------------

 Elisabeth Allison, 61         Partner, ANZI, Ltd.                 3         Helicos BioSciences
 Director (1991)               (transactional work                           Corporation
                               specializing in joint
                               ventures and strategic
                               alliances); Business
                               negotiator, Harvard Medical
                               School
----------------------------------------------------------------------------------------------------------
 Vanessa C.L. Chang, 55        Director, EL & EL                   3         Edison International
 Director (2000)               Investments (real estate);
                               former President and CEO,
                               ResolveItNow.com
                               (insurance-related Internet
                               company); former Senior
                               Vice President, Secured
                               Capital Corporation (real
                               estate investment bank);
                               former Partner, KPMG LLP
                               (independent registered
                               public accounting firm)
----------------------------------------------------------------------------------------------------------
 Robert A. Fox, 71             Managing General Partner,           7         Chemtura Corporation
 Director (1979)               Fox Investments LP;
                               corporate director; retired
                               President and CEO, Foster
                               Farms (poultry producer)
----------------------------------------------------------------------------------------------------------
 Jae H. Hyun, 59               Chairman of the Board, Tong         3         Tong Yang Investment Bank;
 Director (2002)               Yang Major Corp. (holding                     Tong Yang Magic Inc.;
                               company of Tong Yang Group                    Tong Yang Major Corp.;
                               companies)                                    Tong Yang Systems Corp.
----------------------------------------------------------------------------------------------------------
 Koichi Itoh, 67               Executive Chairman of the           5         None
 Director (1994)               Board, Itoh Building Co.,
                               Ltd. (building management);
                               former President,
                               Autosplice KK (electronics)
----------------------------------------------------------------------------------------------------------
 William H. Kling,/5/ 66       President and CEO, American         7         Irwin Financial Corporation
 Director (1987)               Public Media Group
----------------------------------------------------------------------------------------------------------
 John G. McDonald, 71          Stanford Investors                  8         iStar Financial, Inc.;
 Director (1978)               Professor, Graduate School                    Plum Creek Timber Co.;
                               of Business, Stanford                         Scholastic Corporation;
                               University                                    Varian, Inc.
----------------------------------------------------------------------------------------------------------
 William I. Miller, 52         Chairman of the Board and           3         Cummins, Inc.
 Chairman of the Board         CEO, Irwin Financial
 (Independent and              Corporation
 Non-Executive) (1992)
----------------------------------------------------------------------------------------------------------
 Alessandro Ovi, 64            Publisher and Editor,               3         Enia SpA;
 Director (2005)               Technology Review;                            Guala Closures SpA;
                               President, TechRev.srl;                       Landi Renzo SpA;
                               Special Advisor to the                        ST Microelectronics SNV;
                               Italian Prime Minister;                       Telecom Italia Media SpA
                               former Special Advisor to
                               the President of the
                               European Commission
----------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 68         Chairman of the Board and           7         None
 Director (1996)               CEO, Cairnwood, Inc.
                               (venture capital
                               investment)
----------------------------------------------------------------------------------------------------------
 Rozanne L. Ridgway, 72        Director of companies;              3         Emerson Electric;
 Director (2000)               Chair (non-executive),                        Sara Lee Corporation
                               Baltic-American Enterprise
                               Fund; former co-chair,
                               Atlantic Council of the
                               United States
----------------------------------------------------------------------------------------------------------

                        New Perspective Fund -- Page 10

"INTERESTED" DIRECTORS/6/,/7/

                                     PRINCIPAL OCCUPATION(S)
                                      DURING PAST FIVE YEARS
 NAME, AGE AND                            AND POSITIONS              NUMBER OF
 POSITION WITH FUND               HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/
 (YEAR FIRST ELECTED               OR THE PRINCIPAL UNDERWRITER      OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)                 OF THE FUND              BY DIRECTOR             BY DIRECTOR
----------------------------------------------------------------------------------------------------------------

 Gina H. Despres, 66              Senior Vice President, Capital         4         None
 Vice Chairman of the Board       Research and Management
 (1991)                           Company; Senior Vice
                                  President, Capital Strategy
                                  Research, Inc.*
----------------------------------------------------------------------------------------------------------------
 Gregg E. Ireland, 58             Senior Vice President -                1         None
 Vice Chairman of the Board       Capital World Investors,
 (1991)                           Capital Research and
                                  Management Company
----------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace, 45           Senior Vice President -                2         None
 President and Director (2001)    Capital World Investors,
                                  Capital Research and
                                  Management Company; Director,
                                  Capital Research and
                                  Management Company; Chairman
                                  of the Board, Capital Research
                                  Company*
----------------------------------------------------------------------------------------------------------------

                        New Perspective Fund -- Page 11

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
---------------------------------------------------------------------------------

 Catherine M. Ward,      Senior Vice President and Director, Capital Research
 61                      and Management Company; Director, American Funds
 Senior Vice             Service Company*; Director, Capital Group Research,
 President (1991)        Inc.*
---------------------------------------------------------------------------------
 F. Galen Hoskin, 43     Senior Vice President - Capital World Investors,
 Vice President          Capital Research Company*
 (2003)
---------------------------------------------------------------------------------
 Jonathan Knowles,       Senior Vice President - Capital World Investors,
 Ph.D., 47               Capital Research Company*
 Vice President
 (1998)
---------------------------------------------------------------------------------
 Vincent P. Corti, 52    Vice President - Fund Business Management Group,
 Secretary (1984)        Capital Research and Management Company
---------------------------------------------------------------------------------
 Bryan K. Nielsen, 35    Assistant Vice President, Capital International, Inc.*;
 Treasurer (2008)        Vice President, Capital Guardian Trust Company*
---------------------------------------------------------------------------------
 Tanya Schneider, 36     Assistant Vice President - Fund Business Management
 Assistant Secretary     Group, Capital Research and Management Company
 (2007)
---------------------------------------------------------------------------------
 R. Marcia Gould, 53     Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (1993)
---------------------------------------------------------------------------------
 Jennifer M.             Vice President - Fund Business Management Group,
 Buchheim, 34            Capital Research and Management Company
 Assistant Treasurer
 (2005)
---------------------------------------------------------------------------------

                        New Perspective Fund -- Page 12

* Company affiliated with Capital Research and Management Company.

/1/  The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.
/2/  Directors and officers of the fund serve until their resignation, removal or retirement.
/3/  Funds managed by Capital Research and Management Company, including the
     American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
     which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
/4/  This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
/5/  During the past two years, Karin Larson (President and Chairman of Capital
     International Research, Inc., an affiliate of the investment adviser) has been a trustee of Minnesota Public Radio, of which Mr. Kling is President. During the past two years, Gordon Crawford (Senior Vice President, Capital Research
     Global Investors, Capital Research and Management Company and Director, The
     Capital Group Companies, Inc.) has been a trustee of Southern California Public
     Radio, where Mr. Kling serves as a trustee and as Second Vice Chair. Neither
     Ms. Larson nor Mr. Crawford participates in decisions directly related to Mr.
     Kling's status or compensation.
/6/  "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
/7/  All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                        New Perspective Fund -- Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2007

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/               BY DIRECTOR
-------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-------------------------------------------------------------------------------
 Elisabeth Allison             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Vanessa C.L. Chang            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Robert A. Fox                  Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Jae H. Hyun                   Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Koichi Itoh                    Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 William H. Kling               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 John G. McDonald               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 William I. Miller             Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 Alessandro Ovi                     None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton           $10,001 - $50,000             Over $100,000
-------------------------------------------------------------------------------
 Rozanne L. Ridgway            Over $100,000               Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-------------------------------------------------------------------------------
 Gina H. Despres                Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Gregg E. Ireland               Over $100,000              Over $100,000
-------------------------------------------------------------------------------
 Robert W. Lovelace             Over $100,000              Over $100,000
-------------------------------------------------------------------------------

/1/  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
     $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
     Companies, Inc. retirement plan and 401(k) plan.
/2/  An independent director may have exposure to the fund through an allocation of some or all of his or her nonqualified deferred compensation account.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $10,000 to $20,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

                        New Perspective Fund -- Page 14

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The
Investment Adviser also reimburses certain expenses of the independent directors.

DIRECTOR COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2007

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                 FROM THE FUND             COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Elisabeth Allison               $42,166                          $120,167
------------------------------------------------------------------------------------------
 Vanessa C.L. Chang               43,832                           126,167
------------------------------------------------------------------------------------------
 Robert A. Fox/3/                 35,842                           286,041
------------------------------------------------------------------------------------------
 Jae H. Hyun                      36,500                           106,167
------------------------------------------------------------------------------------------
 Koichi Itoh/3/                   33,250                           180,979
------------------------------------------------------------------------------------------
 William H. Kling                 34,148                           320,500
------------------------------------------------------------------------------------------
 John G. McDonald/3/              35,188                           371,500
------------------------------------------------------------------------------------------
 William I. Miller/3/             47,667                           139,667
------------------------------------------------------------------------------------------
 Alessandro Ovi/3/                38,166                           111,167
------------------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             35,957                           286,333
------------------------------------------------------------------------------------------
 Rozanne L. Ridgway/3/            38,834                           110,167
------------------------------------------------------------------------------------------

/1/  Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended September 30, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
/2/  Funds managed by Capital Research and Management Company, including the
     American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R) Inc.,
     which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
/3/  Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2007 fiscal year for participating directors is as follows: Robert A. Fox
     ($1,076,158), Koichi Itoh ($641,737), John G. McDonald ($550,352), William I.
     Miller ($377,047), Alessandro Ovi ($63,655), Kirk P. Pendleton ($644,725) and
     Rozanne L. Ridgway ($515,530). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.

As of June 1, 2008, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                        New Perspective Fund -- Page 15

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on September 5, 1972. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Elisabeth Allison, Vanessa C.L. Chang,  Koichi Itoh, Kirk P.
Pendleton and Rozanne L. Ridgway, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The

                        New Perspective Fund -- Page 16

committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Six audit committee meetings were held during the 2007 fiscal year.

The fund has a governance and contracts committee comprised of Elisabeth
Allison, Vanessa C.L. Chang, Robert A. Fox, Jae H. Hyun, Koichi Itoh, William H.
Kling, John G. McDonald, William I. Miller, Alessandro Ovi, Kirk P. Pendleton,
and Rozanne L. Ridgway, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One governance and contracts committee meeting was held during the 2007 fiscal year.

The fund has a nominating committee comprised of Robert A. Fox, Jae H. Hyun,
William H. Kling, John G. McDonald and Alessandro Ovi, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Two nominating committee meetings were held during the 2007 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund and its investment adviser have adopted Proxy Voting Procedures and Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds,
Endowments and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com.
Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment

                        New Perspective Fund -- Page 17

analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

                        New Perspective Fund -- Page 18

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on June 1, 2008. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class A        16.24%
 Maryland Heights, MO                                Class B         9.50
----------------------------------------------------------------------------
 Merrill Lynch                                       Class B         5.44
 Jacksonville, FL                                    Class C        17.11
----------------------------------------------------------------------------
 First Clearing LLC                                  Class B         5.18
 Glen Allen, VA                                      Class C         5.51
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C        16.61
 New York, NY
----------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                          Class F-1       9.34
 San Francisco, CA                                   Class R-4       6.19
----------------------------------------------------------------------------
 A G Edwards & Sons Inc.                             Class F-1       5.20
 Saint Louis, MO
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class R-1      31.52
 Hartford, CT                                        Class R-3       8.85
----------------------------------------------------------------------------
 Principal Financial Group                           Class R-1       7.65
 Des Moines, IA                                      Class R-3       6.81
----------------------------------------------------------------------------
 ING Life Insurance & Annuity                        Class R-3      16.71
 Hartford, CT                                        Class R-4      13.93
----------------------------------------------------------------------------
 Transamerica Life Insurance                         Class R-3       6.19
 Los Angeles, CA
----------------------------------------------------------------------------
 Delaware Charter Guarantee & Trust                  Class R-3       5.86
 Des Moines, IA
----------------------------------------------------------------------------
 ING National Trust                                  Class R-4       6.00
 Hartford, CT
----------------------------------------------------------------------------
 Lockheed Martin Corp.                               Class R-5      50.68
 Quincy, MA
----------------------------------------------------------------------------
 Fidelity Investments Institutional Operations Co.   Class R-5       7.77
 Covington, KY
----------------------------------------------------------------------------

                        New Perspective Fund -- Page 19

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

                        New Perspective Fund -- Page 20

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: MSCI World Index; MSCI USA
Index; MSCI EAFE Index; Lipper Global Funds Index and Lipper Growth Funds Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF SEPTEMBER 30, 2007:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER          NUMBER
                                      REGISTERED           POOLED          OF OTHER
                                      INVESTMENT         INVESTMENT        ACCOUNTS
                                   COMPANIES (RICS)   VEHICLES (PIVS)      IN WHICH
                                       IN WHICH           IN WHICH         PORTFOLIO
                                       PORTFOLIO         PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR         COUNSELOR       IS A MANAGER
                       OF FUND       IS A MANAGER       IS A MANAGER      (ASSETS OF
     PORTFOLIO          SHARES      (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
     COUNSELOR         OWNED/1/     IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
-----------------------------------------------------------------------------------------

 Gregg E. Ireland        Over         3      $413.9      1      $0.07         None
                      $1,000,000
------------------------------------------------------------------------------------------
 Robert W.               Over         3      $245.5      1      $1.06         None
 Lovelace             $1,000,000
------------------------------------------------------------------------------------------
 Brady L. Enright     $100,001 -      2      $ 75.8         None              None
                       $500,000
------------------------------------------------------------------------------------------
 Joanna F. Jonsson    $500,001 -      1      $ 90.6      1      $0.10         None
                      $1,000,000
------------------------------------------------------------------------------------------
 Carl M. Kawaja       $100,001 -      3      $245.5      1      $1.06         None
                       $500,000
------------------------------------------------------------------------------------------
 Dina N. Perry           Over         3      $201.8      1      $1.06         None
                      $1,000,000
------------------------------------------------------------------------------------------
 Steven T. Watson     $100,001 -      2      $198.9         None              None
                       $500,000
------------------------------------------------------------------------------------------

                        New Perspective Fund -- Page 21

/1/  Ownership disclosure is made using the following ranges: None; $1 - $10,000;
     $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
     $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
/2/  Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
/3/  Represents funds advised or sub-advised by Capital Research and Management
     Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
     Group International, Inc., an affiliate of Capital Research and Management
     Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
/4/  Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices and the travel expenses of directors incurred in connection

                        New Perspective Fund -- Page 22

with attendance of meetings of the board. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes;
expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses; compensation paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rate of 0.60% on the first $500 million of the fund's net assets, 0.50% on net assets between $500 million and
$1 billion, 0.46% on net assets between $1 billion and $1.5 billion, 0.43% on net assets between $1.5 billion and $2.5 billion, 0.41% on net assets between
$2.5 billion and $4 billion, 0.40% on net assets between $4 billion and $6.5 billion, 0.395% on net assets between $6.5 billion and $10.5 billion, 0.39% on net assets between $10.5 billion and $17 billion, 0.385% on assets between $17 billion and $21 billion, 0.38% on net assets between $21 billion and $27 billion, 0.375% on net assets between $27 billion and $34 billion, 0.37% on assets between $34 billion and $44 billion, and 0.365% on net assets between $44 billion and $55 billion, and 0.36% on net assets in excess of $55 billion.

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any related regulations, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to
Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended September 30, 2007, 2006 and 2005, the investment adviser was entitled to receive from the fund management fees of $212,052,000,
$178,932,000 and $153,160,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $190,847,000 (a reduction of $21,205,000), $161,039,000 (a reduction of $17,893,000) and $141,583,000 (a reduction of $11,577,000) for the fiscal years ended September 30, 2007, 2006 and 2005, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. Beginning April 1, 2005, this waiver increased to 10% of the management fees that the investment adviser is otherwise entitled to receive, and this waiver is expected to continue at this level until further review. As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

                        New Perspective Fund -- Page 23

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
December 31, 2008, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company/(R)/, the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. For Class R-1 and
R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended September 30, 2007, the total fees paid by the investment adviser were $145,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily.
The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and
529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the fund and American Funds Service
Company.

                        New Perspective Fund -- Page 24

During the 2007 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                             ADMINISTRATIVE SERVICES FEE
------------------------------------------------------------------------------

               CLASS C                               $2,651,000
------------------------------------------------------------------------------
              CLASS F-1                               1,031,000
------------------------------------------------------------------------------
             CLASS 529-A                                742,000
------------------------------------------------------------------------------
             CLASS 529-B                                137,000
------------------------------------------------------------------------------
             CLASS 529-C                                214,000
------------------------------------------------------------------------------
             CLASS 529-E                                 43,000
------------------------------------------------------------------------------
            CLASS 529-F-1                                12,000
------------------------------------------------------------------------------
              CLASS R-1                                  67,000
------------------------------------------------------------------------------
              CLASS R-2                               2,451,000
------------------------------------------------------------------------------
              CLASS R-3                               2,008,000
------------------------------------------------------------------------------
              CLASS R-4                               1,073,000
------------------------------------------------------------------------------
              CLASS R-5                               2,316,000
------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors/(R)/, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

                        New Perspective Fund -- Page 25

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                   COMMISSIONS,       ALLOWANCE OR
                                                     REVENUE          COMPENSATION
                       FISCAL YEAR/PERIOD       OR FEES RETAINED       TO DEALERS
-------------------------------------------------------------------------------------

       CLASS A                2007                 $13,386,000         $59,030,000
                              2006                  13,193,000          59,021,000
                              2005                  12,800,000          57,907,000
-------------------------------------------------------------------------------------
       CLASS B                2007                     718,000           4,454,000
                              2006                     720,000           4,781,000
                              2005                     892,000           5,923,000
-------------------------------------------------------------------------------------
       CLASS C                2007                     401,000           3,070,000
                              2006                     243,000           2,834,000
                              2005                     352,000           2,686,000
-------------------------------------------------------------------------------------
     CLASS 529-A              2007                     762,000           3,547,000
                              2006                     664,000           3,127,000
                              2005                     671,000           3,192,000
-------------------------------------------------------------------------------------
     CLASS 529-B              2007                      64,000             394,000
                              2006                      65,000             401,000
                              2005                      96,000             573,000
-------------------------------------------------------------------------------------
     CLASS 529-C              2007                          --             379,000
                              2006                      22,000             295,000
                              2005                      14,000             296,000
-------------------------------------------------------------------------------------

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

                        New Perspective Fund -- Page 26

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2 or Class R-5, no 12b-1 fees are paid from Class
F-2 or Class R-5 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                        New Perspective Fund -- Page 27

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
----------------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
----------------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
----------------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
----------------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

     /1/ Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     /2/ The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2007 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $106,672,000                $8,992,000
------------------------------------------------------------------------------
        CLASS B                   18,859,000                 1,646,000
------------------------------------------------------------------------------
        CLASS C                   17,734,000                 1,619,000
------------------------------------------------------------------------------
       CLASS F-1                   2,676,000                   323,000
------------------------------------------------------------------------------
      CLASS 529-A                  1,488,000                   133,000
------------------------------------------------------------------------------
      CLASS 529-B                  1,203,000                   112,000
------------------------------------------------------------------------------
      CLASS 529-C                  1,932,000                   194,000
------------------------------------------------------------------------------
      CLASS 529-E                    211,000                    20,000
------------------------------------------------------------------------------
     CLASS 529-F-1
------------------------------------------------------------------------------
       CLASS R-1                     399,000                    40,000
------------------------------------------------------------------------------
       CLASS R-2                   4,167,000                   386,000
------------------------------------------------------------------------------
       CLASS R-3                   5,330,000                   494,000
------------------------------------------------------------------------------
       CLASS R-4                   1,737,000                   166,000
------------------------------------------------------------------------------

                        New Perspective Fund -- Page 28

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

OTHER COMPENSATION TO DEALERS -- As of July 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC

     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation

                        New Perspective Fund -- Page 29

     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                        New Perspective Fund -- Page 30

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

                        New Perspective Fund -- Page 31

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales

                        New Perspective Fund -- Page 32

and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
September 30, 2007, 2006 and 2005 amounted to $33,087,000, $34,459,000 and
$28,609,000, respectively. The decrease in commissions paid between 2006 and
2007 was largely due to decrease in the number of shares transacted.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group, J.P.
Morgan Securities Inc. and UBS AG. As of the fund's most recent fiscal year-end, the fund held equity securities of Citigroup Inc. in the amount of $380,439,000,
Credit Suisse Group in the amount of $147,802,000, J.P. Morgan Chase & Co. in the amount of $75,603,000 and UBS AG in the amount of $137,634,000. The fund held debt securities of Credit Suisse Group in the amount of $24,604,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day

                        New Perspective Fund -- Page 33

after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the fund receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons may be bound by agreements (including confidentiality agreements)
that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

                        New Perspective Fund -- Page 34

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment

                        New Perspective Fund -- Page 35

adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the fair value to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United
States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than that amount.

                        New Perspective Fund -- Page 36

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

                        New Perspective Fund -- Page 37

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends".The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with

                        New Perspective Fund -- Page 38

     respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than
     46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income

                        New Perspective Fund -- Page 39

     from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (such taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and

                        New Perspective Fund -- Page 40

capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.
Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                        New Perspective Fund -- Page 41

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

                        New Perspective Fund -- Page 42

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3.0% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

                        New Perspective Fund -- Page 43

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

                        New Perspective Fund -- Page 44

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     In addition, you may redeem Class F-1 shares held in a fee-based brokerage account/ program for less than one year and with the redemption proceeds purchase Class A shares without a sales charge if the redemption is necessary to comply with the repeal of SEC Rule 202 under the Investment
     Advisers Act of 1940 and the transaction occurs prior to October 1, 2007, or such other date as determined by rule, regulation or court order.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

                        New Perspective Fund -- Page 45

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     Individual 403(b) plans may be treated similarly to employer-sponsored plans for Class A sales charge purposes (i.e., individual participant accounts are eligible to be aggregated together) if: (a) the American Funds are principal investment options; (b) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (c) there is only one dealer firm assigned to the plans.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

                        New Perspective Fund -- Page 46

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

                        New Perspective Fund -- Page 47

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

                        New Perspective Fund -- Page 48

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchases must be made will remain unchanged. Purchases made from the date of revision will receive the reduced sales charge, if any, resulting from the revised Statement.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts

                        New Perspective Fund -- Page 49

     specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA, individual
          403(b) plan (see exception in "Purchases by certain 403(b) plans"
          under "Sales charges") or single-participant Keogh-type plan;

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family;

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

                        New Perspective Fund -- Page 50

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for individually established participant accounts of a 403(b) plan that is treated similarly to an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" above), or made for two or more such 403(b) plans that are treated similarly to employer-sponsored plans for sales charge purposes, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or

                        New Perspective Fund -- Page 51

     decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives

                        New Perspective Fund -- Page 52

          payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as

                        New Perspective Fund -- Page 53

permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

                        New Perspective Fund -- Page 54

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The
Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

                        New Perspective Fund -- Page 55

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                        New Perspective Fund -- Page 56

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $41,523,000 for Class A shares and $1,750,000 for
Class B shares for the 2007 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report, have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Kirkpatrick & Lockhart Preston Gates Ellis LLP, 55
Second Street, Suite 1700, San Francisco, CA 94105, serves as independent legal counsel ("counsel") for the fund and for independent directors in their capacities as such. Counsel does not provide legal services to the fund's investment adviser, but provides an insignificant amount of legal services unrelated to the operations of the fund to an investment adviser affiliate. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

                        New Perspective Fund -- Page 57

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon opting in to the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                        New Perspective Fund -- Page 58

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- MARCH 31, 2008

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $31.45
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $33.37

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                        New Perspective Fund -- Page 59

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/SM/  . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                        New Perspective Fund -- Page 60

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                        New Perspective Fund -- Page 61

                                                  FUND NUMBERS
                                   --------------------------------------------
                                            CLASS  CLASS  CLASS  CLASS   CLASS
FUND                               CLASS A   R-1    R-2    R-3    R-4     R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target Date
Retirement Fund/(R)/ . . . . . .     069    2169   2269   2369   2469    2569
American Funds 2045 Target Date
Retirement Fund/(R)/ . . . . . .     068    2168   2268   2368   2468    2568
American Funds 2040 Target Date
Retirement Fund/(R)/ . . . . . .     067    2167   2267   2367   2467    2567
American Funds 2035 Target Date
Retirement Fund/(R)/ . . . . . .     066    2166   2266   2366   2466    2566
American Funds 2030 Target Date
Retirement Fund/(R)/ . . . . . .     065    2165   2265   2365   2465    2565
American Funds 2025 Target Date
Retirement Fund/(R)/ . . . . . .     064    2164   2264   2364   2464    2564
American Funds 2020 Target Date
Retirement Fund/(R)/ . . . . . .     063    2163   2263   2363   2463    2563
American Funds 2015 Target Date
Retirement Fund/(R)/ . . . . . .     062    2162   2262   2362   2462    2562
American Funds 2010 Target Date
Retirement Fund/(R)/ . . . . . .     061    2161   2261   2361   2461    2561

                        New Perspective Fund -- Page 62

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                        New Perspective Fund -- Page 63

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                        New Perspective Fund -- Page 64

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        New Perspective Fund -- Page 65

....

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

March 31, 2008
 unaudited

Common stocks — 88.25%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.15%
Microsoft Corp.	50,855,000	$1,443,265
Cisco Systems, Inc.[1]	45,394,700	1,093,558
Yahoo! Inc.[1]	28,509,000	824,765
Nokia Corp.[2]	18,975,416	603,809
Nokia Corp. (ADR)	6,244,634	198,767
Samsung Electronics Co., Ltd.[2]	1,219,450	775,144
Google Inc., Class A1	1,459,000	642,646
Oracle Corp.[1]	29,263,700	572,398
International Business Machines Corp.	4,687,000	539,661
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	194,136,007	404,149
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,673,263	68,534
ASML Holding NV1,2	11,893,444	292,540
ASML Holding NV (New York registered)[1]	5,387,111	133,654
Hon Hai Precision Industry Co., Ltd.[2]	69,696,786	400,176
High Tech Computer Corp. [2]	13,545,200	305,078
STMicroelectronics NV2	20,100,000	213,878
EMC Corp.[1]	12,925,000	185,345
Trend Micro Inc.[2]	3,991,500	158,653
Applied Materials, Inc.	8,000,000	156,080
Citizen Holdings Co., Ltd.[2]	18,281,100	155,963
Canon, Inc.[2]	3,160,000	146,304
Texas Instruments Inc.	5,150,000	145,591
Hynix Semiconductor Inc.[1,2]	4,152,260	117,034
Hynix Semiconductor Inc. (GDR)[1,2,3]	630,000	17,954
Konami Corp.[2]	3,491,200	132,680
SAP AG2	2,458,000	122,148
Agilent Technologies, Inc.[1]	4,075,900	121,584
Corning Inc.	5,000,000	120,200
Autodesk, Inc.[1]	3,300,000	103,884
Hewlett-Packard Co.	1,900,000	86,754
Nortel Networks Corp.[1]	11,938,400	79,868
Elpida Memory, Inc.[1,2]	1,760,000	58,854
Altera Corp.	3,027,580	55,798
Rohm Co., Ltd.[2]	870,000	53,972
HOYA Corp.[2]	2,105,000	49,851
Advanced Micro Devices, Inc.[1]	7,750,000	45,647
Murata Manufacturing Co., Ltd.[2]	900,000	45,319
KLA-Tencor Corp.	1,215,897	45,110
Tyco Electronics Ltd.	1,278,125	43,865
Dell Inc.[1]	900,000	17,928
		10,778,408

INDUSTRIALS — 9.44%
General Electric Co.	24,410,500	903,433
Schneider Electric SA2	4,425,500	572,646
Siemens AG2	4,849,800	526,432
Finmeccanica SpA[2]	8,340,000	284,190
Deutsche Post AG2	7,435,000	227,286
United Parcel Service, Inc., Class B	2,957,000	215,920
Ryanair Holdings PLC (ADR)[1]	7,610,426	215,223
FANUC LTD[2]	1,950,000	188,560
Emerson Electric Co.	3,600,000	185,256
United Technologies Corp.	2,630,000	180,997
Mitsubishi Heavy Industries, Ltd.[2]	35,670,000	155,090
Tyco International Ltd.	3,078,125	135,591
Legrand SA2	4,164,766	130,661
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	130,589
Illinois Tool Works Inc.	2,700,000	130,221
Sandvik AB2	7,290,000	127,045
ABB Ltd[2]	4,565,000	122,943
Deere & Co.	1,500,000	120,660
Toll Holdings Ltd.[2]	12,757,816	116,789
Michael Page International PLC[2,4]	18,089,000	108,475
Asahi Glass Co., Ltd.[2]	9,201,000	101,948
Asciano Ltd., units[2]	26,530,000	97,347
Parker Hannifin Corp.	1,250,000	86,587
Geberit AG2	545,000	81,216
Kawasaki Heavy Industries, Ltd.[2]	20,000,000	45,346
Boeing Co.	475,000	35,326
Wienerberger AG2	653,500	34,902
Caterpillar Inc.	400,000	31,316
Bidvest Group Ltd.[1,2]	1,500,000	20,720
		5,312,715

ENERGY — 8.47%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	6,817,000	696,084
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	2,700,000	228,663
Canadian Natural Resources, Ltd.	6,510,000	445,301
Reliance Industries Ltd.[1,2]	6,923,000	393,278
TOTAL SA2	5,014,400	372,949
OAO Gazprom (ADR)[2]	6,367,500	324,996
Tenaris SA (ADR)	6,423,218	320,197
Tenaris SA2	430,000	10,716
Schlumberger Ltd.	3,270,000	284,490
Royal Dutch Shell PLC, Class A (ADR)	2,485,000	171,415
Royal Dutch Shell PLC, Class B2	2,585,998	87,034
Saipem SpA, Class S2	6,285,000	253,895
Occidental Petroleum Corp.	2,450,000	179,267
Imperial Oil Ltd.	3,300,000	172,822
Chevron Corp.	2,000,000	170,720
StatoilHydro ASA[2]	5,493,004	165,412
Smith International, Inc.	2,193,000	140,856
Baker Hughes Inc.	1,727,500	118,334
ENI SpA[2]	2,500,000	85,237
Exxon Mobil Corp.	1,000,000	84,580
Anadarko Petroleum Corp.	1,000,000	63,030
		4,769,276

FINANCIALS — 8.42%
Citigroup Inc.	22,906,510	490,657
AXA SA2	11,104,268	401,952
ING Groep NV, depository receipts[2]	9,964,057	372,607
Allianz SE2	1,530,000	303,437
AFLAC Inc.	3,926,500	255,026
Westfield Group[2]	14,367,368	234,537
Macquarie Group Ltd.[2]	4,330,000	210,361
Standard Chartered PLC[2]	6,016,615	205,533
Banco Santander, SA2	9,039,143	180,134
Sumitomo Mitsui Financial Group, Inc.[2]	27,000	178,112
Zurich Financial Services[2]	532,000	167,710
Bumiputra-Commerce Holdings Bhd.[2]	40,332,000	126,088
Groupe Bruxelles Lambert[2]	1,000,000	122,031
QBE Insurance Group Ltd.[2]	5,596,500	113,877
ICICI Bank Ltd. (ADR)	2,033,050	77,642
ICICI Bank Ltd.[2]	1,752,500	33,955
Mizuho Financial Group, Inc.[2]	30,000	110,466
Bank of America Corp.	2,837,800	107,581
Berkshire Hathaway Inc., Class A1	800	106,720
Unibail-Rodamco, non-registered shares[2]	385,000	99,238
JPMorgan Chase & Co.	2,300,000	98,785
Crédit Agricole SA2	3,000,000	93,038
Westpac Banking Corp.[2]	4,185,444	91,184
Bank of Nova Scotia	1,540,000	69,782
Erste Bank der oesterreichischen Sparkassen AG2	1,022,665	66,569
Société Générale[2]	500,000	48,884
Société Générale[1,2]	125,000	12,031
XL Capital Ltd., Class A	2,050,000	60,577
AMP Ltd.[2]	8,200,000	59,018
HSBC Holdings PLC (United Kingdom)[2]	3,504,769	57,716
American Express Co.	1,300,000	56,836
Marsh & McLennan Companies, Inc.	1,500,000	36,525
Mitsubishi UFJ Financial Group, Inc.[2]	4,000,000	34,785
American International Group, Inc.	500,000	21,625
Allied Irish Banks, PLC[2]	1,000,000	21,436
Royal Bank of Scotland Group PLC[2]	2,000,000	13,380
		4,739,835

MATERIALS — 8.36%
Barrick Gold Corp.	26,904,070	1,168,982
Bayer AG, non-registered shares[2]	11,062,500	886,278
Newmont Mining Corp.	13,750,000	622,875
Gold Fields Ltd.[2]	17,000,000	237,310
Linde AG2	1,649,000	233,147
Nitto Denko Corp.[2]	4,299,000	184,265
BHP Billiton Ltd.[2]	5,000,000	164,223
Alcoa Inc.	3,789,800	136,660
ArcelorMittal[2]	1,340,000	109,750
Potash Corp. of Saskatchewan Inc.	700,000	108,647
Holcim Ltd.[2]	1,028,571	108,019
Akzo Nobel NV2	1,325,000	106,422
K+S AG2	307,000	100,615
E.I. du Pont de Nemours and Co.	2,000,000	93,520
Israel Chemicals Ltd.[2]	6,240,000	87,304
Weyerhaeuser Co.	1,300,000	84,552
Rohm and Haas Co.	1,327,500	71,791
Syngenta AG2	235,825	69,077
POSCO[2]	95,000	45,491
Norsk Hydro ASA[2]	2,320,000	34,006
International Paper Co.	1,010,333	27,481
UPM-Kymmene Oyj[2]	1,492,000	26,500
		4,706,915

CONSUMER STAPLES — 8.19%
Tesco PLC[2]	73,606,011	555,916
Philip Morris International Inc.[1]	10,414,400	526,760
Nestlé SA2	944,000	471,965
SABMiller PLC[2]	20,008,508	438,258
Coca-Cola Co.	5,400,000	328,698
PepsiCo, Inc.	4,325,000	312,265
Diageo PLC[2]	14,608,000	294,471
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	2,953,600	223,145
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	713,500	46,663
Avon Products, Inc.	6,566,400	259,635
Unilever NV, depository receipts[2]	7,030,000	236,278
Altria Group, Inc.	10,414,400	231,200
Groupe Danone SA2	2,000,000	179,059
Archer Daniels Midland Co.	3,400,000	139,944
Imperial Tobacco Group PLC[2]	1,955,000	89,922
Procter & Gamble Co.	1,100,000	77,077
Heineken NV2	1,190,000	69,168
Wm. Wrigley Jr. Co.	1,100,000	69,124
Wal-Mart de México, SAB de CV, Series V	14,833,992	62,826
		4,612,374

CONSUMER DISCRETIONARY — 7.41%
Esprit Holdings Ltd.[2]	34,017,800	407,678
News Corp., Class A	21,187,504	397,266
Honda Motor Co., Ltd.[2]	13,105,000	375,257
Toyota Motor Corp.[2]	6,690,000	336,851
Industria de Diseno Textil, SA2	4,592,100	255,176
McDonald’s Corp.	4,217,000	235,182
Cie. Générale des Etablissements Michelin, Class B2	2,000,000	208,778
Yamaha Corp.[2]	9,305,100	179,954
H & M Hennes & Mauritz AB, Class B2	2,678,000	164,930
adidas AG2	2,285,478	152,083
Carnival Corp., units	3,550,000	143,704
Li & Fung Ltd.[2]	31,600,000	118,240
Vivendi SA2	3,000,000	117,384
Burberry Group PLC[2]	12,875,000	115,080
Time Warner Inc.	8,010,000	112,300
Aristocrat Leisure Ltd.[2]	12,638,058	111,184
Hyundai Motor Co.[2]	1,180,000	94,183
Nikon Corp.[2]	3,300,000	88,203
Ford Motor Co.[1]	15,170,000	86,773
Suzuki Motor Corp.[2]	3,360,000	84,989
Lagardère Groupe SCA[2]	1,100,000	82,367
Sony Corp.[2]	1,800,000	71,938
Continental AG2	700,000	71,348
Johnson Controls, Inc.	2,100,000	70,980
Swatch Group Ltd, non-registered shares[2]	119,718	32,002
Swatch Group Ltd[2]	245,770	12,620
Aisin Seiki Co., Ltd.[2]	1,163,500	43,581
		4,170,031

HEALTH CARE — 6.77%
Novo Nordisk A/S, Class B2	13,977,200	957,162
Roche Holding AG2	4,478,750	843,381
Smith & Nephew PLC[2]	26,812,330	354,574
Stryker Corp.	3,337,000	217,072
Medtronic, Inc.	4,300,000	207,991
Novartis AG2	3,340,000	171,289
Johnson & Johnson	2,300,000	149,201
Pharmaceutical Product Development, Inc.	3,116,100	130,565
UCB SA2	3,737,931	130,091
Hospira, Inc.[1]	2,977,000	127,326
Eli Lilly and Co.	2,000,000	103,180
Merck & Co., Inc.	2,700,000	102,465
Wyeth	2,100,000	87,696
Abbott Laboratories	1,200,000	66,180
Amgen Inc.[1]	1,245,000	52,016
ResMed Inc[1]	1,100,000	46,398
Allergan, Inc.	800,000	45,112
Schering-Plough Corp.	1,250,500	18,020
		3,809,719

TELECOMMUNICATION SERVICES — 4.86%
Vodafone Group PLC[2]	253,856,934	760,042
Koninklijke KPN NV2	41,549,200	703,631
NTT DoCoMo, Inc.[2]	177,285	268,966
América Móvil, SAB de CV, Series L (ADR)	4,047,900	257,811
Telecom Italia SpA[2]	70,250,672	147,013
Telecom Italia SpA, nonvoting[2]	36,038,600	59,842
France Télécom SA2	5,950,000	200,098
AT&T Inc.	3,138,720	120,213
Singapore Telecommunications Ltd.[2]	30,335,520	86,805
Telefónica, SA2	3,000,000	86,219
Bouygues SA2	675,000	42,884
		2,733,524

UTILITIES — 2.81%
SUEZ SA2	8,498,335	558,467
E.ON AG2	1,750,000	323,890
RWE AG2	2,385,600	293,146
CLP Holdings Ltd.[2]	25,380,000	209,575
Veolia Environnement[2]	2,829,375	197,268
		1,582,346

MISCELLANEOUS — 4.37%
Other common stocks in initial period of acquisition		2,460,419

Total common stocks (cost: $37,409,333,000)		49,675,562

	Principal amount	Market value
Short-term securities — 12.13%	(000)	(000)

Federal Home Loan Bank 1.67%–4.12% due 4/9–12/29/2008	$1,200,583	$1,191,576
Freddie Mac 1.85%–4.22% due 4/10–9/25/2008	1,004,059	996,561
Fannie Mae 1.86%–4.23% due 4/11–9/17/2008	461,900	460,211
General Electric Capital Corp. 2.05%–3.00% due 4/1–12/12/2008	436,300	432,996
BASF AG 2.78%–3.50% due 4/7–5/28/2008[3]	365,800	364,830
AstraZeneca PLC 2.25%–2.96% due 6/6–9/29/2008[3]	282,600	279,912
Nestlé Finance International Ltd. 2.77%–2.83% due 5/14–6/5/2008	180,700	179,849
Nestlé Capital Corp. 2.64% due 8/4/2008[3]	82,900	82,112
UBS Finance (Delaware) LLC 3.205%–4.13% due 5/12–6/23/2008	246,600	245,269
Siemens Capital Co. LLC 2.10%–2.95% due 5/7–5/29/2008[3]	215,300	214,550
U.S. Treasury Bills 1.20%–1.51% due 5/29–9/25/2008	214,000	212,612
American Honda Finance Corp. 2.10%-2.85% due 4/16-5/8/2008	197,625	197,288
Danske Corp. 2.62%–4.475% due 4/7–6/2/2008[3]	149,700	149,436
ING (U.S.) Funding LLC 2.63%–4.56% due 4/1–6/2/2008	129,900	129,615
Barclays U.S. Funding Corp. 3.85%–3.935% due 5/14–6/12/2008	127,200	126,677
ANZ National (International) Ltd. 2.61%–3.05% due 5/2–6/12/2008[3]	121,100	120,699
Eksportfinans ASA 2.20%–2.95% due 5/8–7/9/2008[3]	110,000	109,435
Svenska Handelsbanken Inc. 2.95%–3.80% due 4/17–5/5/2008	105,000	104,775
Toyota Motor Credit Corp. 4.56% due 5/5/2008	100,000	99,708
JPMorgan Chase & Co. 3.00% due 5/5/2008	100,000	99,705
BNP Paribas Finance Inc. 2.638%–4.361% due 4/7–5/27/2008	97,000	96,674
Bank of Ireland 4.33%–4.60% due 4/1–4/9/2008[3]	80,800	80,754
Royal Bank of Scotland Group PLC 4.29% due 4/8/2008	75,000	74,949
AT&T Inc. 2.70%–2.88% due 4/17–5/7/2008[3]	75,000	74,850
Toronto-Dominion Holdings USA Inc. 3.055% due 5/6/2008[3]	75,000	74,775
Swedish Export Credit Corp. 2.77% due 5/20/2008	63,800	63,574
Bank of Scotland PLC 4.20% due 4/10/2008	57,000	56,952
IBM International Group Capital LLC 2.72% due 4/25/2008[3]	54,000	53,898
Société Générale North America, Inc. 4.30%–4.45% due 4/8–4/9/2008	50,900	50,863
HSBC USA Inc. 4.47% due 4/2/2008	50,000	49,992
BMW U.S. Capital LLC 2.20% due 4/21/2008[3]	50,000	49,936
KfW 2.25% due 5/13/2008[3]	50,000	49,866
European Investment Bank 2.725% due 5/5/2008	50,000	49,854
Canadian Imperial Holdings Inc. 3.00% due 5/13/2008	50,000	49,831
Shell International Finance BV 2.06% due 6/27/2008[3]	50,000	49,668
CBA (Delaware) Finance Inc. 4.40% due 4/4/2008	38,500	38,487
Hewlett-Packard Co. 2.86% due 4/4/2008[3]	25,000	24,992
Westpac Banking Corp. 2.96% due 4/4/2008[3]	25,000	24,992
Johnson & Johnson 2.30% due 6/27/2008[3]	12,700	12,616

Total short-term securities (cost: $6,825,808,000)		6,825,339

Total investment securities (cost: $44,235,141,000)		56,500,901
Other assets less liabilities		(212,357)

Net assets		$56,288,544

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
 was $27,788,115,000, which represented 49.37% of the net assets of the fund.
3Purchased in transactions exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,835,275,000, which represented 3.26% of the net assets of the fund.
4Represents an affiliated company as defined under the Investment Company Act of 1940.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-907-0508O-S10861

Summary investment portfolio, March 31, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Percent
of net
Industry sector diversification	assets

Information technology	19.15%
Industrials	9.44
Energy	8.47
Financials	8.42
Materials	8.36
Other industries	34.41
Short-term securities & other assets less liabilities	11.75
[end pie chart]

Country diversification	(percent of net assets)
United States	30.0%
Euro zone *	21.9
Japan	6.0
United Kingdom	5.9
Switzerland	4.1
Canada	3.8
Taiwan	2.3
Australia	2.2
Other countries	12.0
Short-term securities & other assets less liabilities	11.8

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

	Shares	Market value (000)	Percent of net assets

Common stocks - 88.25%

Information technology - 19.15%
Microsoft Corp.	50,855,000	$1,443,265	2.56
Cisco Systems, Inc. (1)	45,394,700	1,093,558	1.94
Yahoo! Inc. (1)	28,509,000	824,765	1.46
Nokia Corp. (2)	18,975,416	603,809
Nokia Corp. (ADR)	6,244,634	198,767	1.43
Samsung Electronics Co., Ltd. (2)	1,219,450	775,144	1.38
Google Inc., Class A (1)	1,459,000	642,646	1.14
Oracle Corp. (1)	29,263,700	572,398	1.02
International Business Machines Corp.	4,687,000	539,661	.96
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	194,136,007	404,149
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,673,263	68,534	.84
ASML Holding NV (1) (2)	11,893,444	292,540
ASML Holding NV (New York registered) (1)	5,387,111	133,654	.76
Hon Hai Precision Industry Co., Ltd. (2)	69,696,786	400,176	.71
High Tech Computer Corp. (2)	13,545,200	305,078	.54
Other securities		2,480,264	4.41
		10,778,408	19.15

Industrials - 9.44%
General Electric Co.	24,410,500	903,433	1.60
Schneider Electric SA (2)	4,425,500	572,646	1.02
Siemens AG (2)	4,849,800	526,432	.94
Other securities		3,310,204	5.88
		5,312,715	9.44

Energy - 8.47%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	6,817,000	696,084
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	2,700,000	228,663	1.64
Canadian Natural Resources, Ltd.	6,510,000	445,301	.79
Reliance Industries Ltd. (1) (2)	6,923,000	393,278	.70
TOTAL SA (2)	5,014,400	372,949	.66
Tenaris SA (ADR)	6,423,218	320,197
Tenaris SA (2)	430,000	10,716	.59
OAO Gazprom (ADR) (2)	6,367,500	324,996	.58
Other securities		1,977,092	3.51
		4,769,276	8.47

Financials - 8.42%
Citigroup Inc.	22,906,510	490,657	.87
AXA SA (2)	11,104,268	401,952	.71
ING Groep NV, depository receipts (2)	9,964,057	372,607	.66
Allianz SE (2)	1,530,000	303,437	.54
Other securities		3,171,182	5.64
		4,739,835	8.42

Materials - 8.36%
Barrick Gold Corp.	26,904,070	1,168,982	2.08
Bayer AG, non-registered shares (2)	11,062,500	886,278	1.57
Newmont Mining Corp.	13,750,000	622,875	1.11
Other securities		2,028,780	3.60
		4,706,915	8.36

Consumer staples - 8.19%
Tesco PLC (2)	73,606,011	555,916	.99
Philip Morris International Inc. (1)	10,414,400	526,760	.94
Nestlé SA (2)	944,000	471,965	.84
SABMiller PLC (2)	20,008,508	438,258	.78
Coca-Cola Co.	5,400,000	328,698	.58
PepsiCo, Inc.	4,325,000	312,265	.55
Other securities		1,978,512	3.51
		4,612,374	8.19

Consumer discretionary - 7.41%
Esprit Holdings Ltd. (2)	34,017,800	407,678	.72
News Corp., Class A	21,187,504	397,266	.70
Honda Motor Co., Ltd. (2)	13,105,000	375,257	.67
Toyota Motor Corp. (2)	6,690,000	336,851	.60
Other securities		2,652,979	4.72
		4,170,031	7.41

Health care - 6.77%
Novo Nordisk A/S, Class B (2)	13,977,200	957,162	1.70
Roche Holding AG (2)	4,478,750	843,381	1.50
Smith & Nephew PLC (2)	26,812,330	354,574	.63
Other securities		1,654,602	2.94
		3,809,719	6.77

Telecommunication services - 4.86%
Vodafone Group PLC (2)	253,856,934	760,042	1.35
Koninklijke KPN NV (2)	41,549,200	703,631	1.25
Other securities		1,269,851	2.26
		2,733,524	4.86

Utilities - 2.81%
SUEZ SA (2)	8,498,335	558,467	.99
E.ON AG (2)	1,750,000	323,890	.58
Other securities		699,989	1.24
		1,582,346	2.81

Miscellaneous - 4.37%
Other common stocks in initial period of acquisition		2,460,419	4.37

Total common stocks (cost: $37,409,333,000)		49,675,562	88.25

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 12.13%

Federal Home Loan Bank 1.67%-4.12% due 4/9-12/29/2008	$1,200,583	$1,191,576	2.12
Freddie Mac 1.85%-4.22% due 4/10-9/25/2008	1,004,059	996,561	1.77
Fannie Mae 1.86%-4.23% due 4/11-9/17/2008	461,900	460,211	.82
General Electric Capital Corp. 2.05%-3.00% due 4/1-12/12/2008	436,300	432,996	.77
BASF AG 2.78%-3.50% due 4/7-5/28/2008 (3)	365,800	364,830	.65
Nestlé Finance International Ltd. 2.77%-2.83% due 5/14-6/5/2008	180,700	179,849
Nestlé Capital Corp. 2.64% due 8/4/2008 (3)	82,900	82,112	.46
Siemens Capital Co. LLC 2.10%-2.95% due 5/7-5/29/2008 (3)	215,300	214,550	.38
American Honda Finance Corp. 2.10%-2.85% due 4/16-5/8/2008	197,625	197,288	.35
IBM International Group Capital LLC 2.72% due 4/25/2008 (3)	54,000	53,898	.10
Other securities		2,651,468	4.71

Total short-term securities (cost: $6,825,808,000)		6,825,339	12.13

Total investment securities (cost: $44,235,141,000)		56,500,901	100.38
Other assets less liabilities		(212,357)	(.38)

Net assets		$56,288,544	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 3/31/08 (000)

Michael Page International PLC	18,089,000	-	-	18,089,000	$-	$108,475
Smith & Nephew PLC (4)	42,912,816	2,330,184	18,430,670	26,812,330	2,030	-
					$2,030	$108,475

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous" and "Other securities,” was $27,788,115,000, which represented 49.37% of the net assets of the fund.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,835,275,000, which represented 3.26% of the net assets of the fund.

(4) Unaffiliated issuer at 3/31/2008.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $44,098,678)	$56,392,426
Affiliated issuer (cost: $136,463)	108,475	$56,500,901
Cash		4,518
Receivables for:
Sales of investments	69,745
Sales of fund's shares	59,011
Dividends and interest	113,884	242,640
		56,748,059
Liabilities:
Payables for:
Purchases of investments	355,845
Repurchases of fund's shares	64,248
Investment advisory services	16,368
Services provided by affiliates	18,542
Directors' deferred compensation	3,725
Other	787	459,515
Net assets at March 31, 2008		$56,288,544

Net assets consist of:
Capital paid in on shares of capital stock		$39,853,309
Distributions in excess of net investment income		(11,051)
Undistributed net realized gain		4,179,019
Net unrealized appreciation		12,267,267
Net assets at March 31, 2008		$56,288,544

Total authorized capital stock - 3,000,000 shares, $.001 par value (1,794,415 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$44,681,216	1,420,859	$31.45
Class B	1,833,622	59,451	30.84
Class C	1,899,921	62,026	30.63
Class F	1,182,462	37,742	31.33
Class 529-A	848,955	27,154	31.26
Class 529-B	130,698	4,245	30.79
Class 529-C	223,355	7,260	30.76
Class 529-E	47,969	1,545	31.04
Class 529-F	14,389	460	31.25
Class R-1	49,484	1,616	30.61
Class R-2	596,290	19,410	30.72
Class R-3	1,168,237	37,685	31.00
Class R-4	776,602	24,869	31.23
Class R-5	2,835,344	90,093	31.47
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $33.37 and $33.17, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,429;
also includes $2,030 from affiliate)	$577,141
Interest	145,144	$722,285

Fees and expenses(*):
Investment advisory services	113,524
Distribution services	86,991
Transfer agent services	22,783
Administrative services	7,801
Reports to shareholders	694
Registration statement and prospectus	654
Postage, stationery and supplies	2,320
Directors' compensation	115
Auditing and legal	34
Custodian	3,046
State and local taxes	670
Other	109
Total fees and expenses before reimbursements/waivers	238,741
Less reimbursements/waivers of fees and expenses:
Investment advisory services	11,352
Administrative services	16
Total fees and expenses after reimbursements/waivers		227,373
Net investment income		494,912

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain on:
Investments (including $54,430 net gain from affiliate)	4,179,841
Currency transactions	1,201	4,181,042
Net unrealized depreciation on:
Investments	(9,197,958)
Currency translations	(146)	(9,198,104)
Net realized gain and unrealized depreciation on investments and currency		(5,017,062)
Net decrease in net assets resulting from operations		$(4,522,150)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2008 *	2007
Operations:
Net investment income	$494,912	$763,234
Net realized gain on investments and
currency transactions	4,181,042	4,321,639
Net unrealized (depreciation) appreciation
on investments and currency translations	(9,198,104)	7,449,008
Net (decrease) increase in net assets
resulting from operations	(4,522,150)	12,533,881

Dividends and distributions paid to shareholders
Dividends from net investment income	(1,092,730)	(751,723)
Distributions from net realized gain on investments	(3,792,236)	(3,220,774)
Total dividends and distributions paid to shareholders	(4,884,966)	(3,972,497)

Net capital share transactions	4,281,015	3,279,221

Total (decrease) increase in net assets	(5,126,101)	11,840,605

Net assets:
Beginning of period	61,414,645	49,574,040
End of period (including distributions in excess of and undistributed
net investment income: $(11,051) and $586,767, respectively)	$56,288,544	$61,414,645

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                          unaudited

1.	Organization and significant accounting policies

Organization – New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2008, there were no non-U.S. taxes paid on realized gains. As of March 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in securities outside the U.S. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the fund had tax basis undistributed ordinary income of $743,174,000, currency loss deferrals (realized during the period November 1, 2006, through September 30, 2007) of $5,452,000 and undistributed long-term capital gain of $3,792,191,000.

As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$13,932,515
Gross unrealized depreciation on investment securities	(1,776,267)
Net unrealized appreciation on investment securities	12,156,248
Cost of investment securities	44,344,653

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2008			Year ended September 30, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$897,216	$3,015,971	$3,913,187	$635,630	$2,620,221	$3,255,851
Class B	23,413	128,412	151,825	14,463	112,815	127,278
Class C	23,597	129,451	153,048	13,108	103,627	116,735
Class F	22,822	76,715	99,537	15,128	62,061	77,189
Class 529-A	15,792	54,539	70,331	9,546	40,174	49,720
Class 529-B	1,499	8,761	10,260	825	6,977	7,802
Class 529-C	2,584	14,692	17,276	1,359	10,945	12,304
Class 529-E	773	3,139	3,912	459	2,369	2,828
Class 529-F	293	919	1,212	178	668	846
Class R-1	610	3,237	3,847	316	2,121	2,437
Class R-2	7,234	40,568	47,802	4,236	31,907	36,143
Class R-3	19,650	78,957	98,607	11,777	59,847	71,624
Class R-4	14,443	49,716	64,159	9,029	39,083	48,112
Class R-5	62,804	187,159	249,963	35,669	127,959	163,628
Total	$1,092,730	$3,792,236	$4,884,966	$751,723	$3,220,774	$3,972,497

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.360% on such assets in excess of $55 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $11,352,000. As a result, the fee shown on the accompanying financial statements of $113,524,000, which was equivalent to an annualized rate of 0.382%, was reduced to $102,172,000, or 0.344% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2008, the total administrative services fees paid by CRMC were $16,000 for R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$56,247	$21,912	Not applicable	Not applicable	Not applicable
Class B	9,849	871	Not applicable	Not applicable	Not applicable
Class C	9,927	Included in administrative services	$1,183	$154	Not applicable
Class F	1,512		574	63	Not applicable
Class 529-A	900		380	48	$ 432
Class 529-B	677		60	16	68
Class 529-C	1,138		100	23	114
Class 529-E	123		22	3	24
Class 529-F	-		7	1	7
Class R-1	249		26	11	Not applicable
Class R-2	2,341		463	863	Not applicable
Class R-3	3,051		888	259	Not applicable
Class R-4	977		565	13	Not applicable
Class R-5	Not applicable		1,428	6	Not applicable
Total	$86,991	$22,783	$5,696	$1,460	$645

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $115,000, shown on the accompanying financial statements, includes $211,000 in current fees (either paid in cash or deferred) and a net decrease of $96,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5.  Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$2,247,951	66,354	$3,736,165	108,044	$(3,025,581)	(89,611)	$2,958,535	84,787
Class B	67,713	2,036	147,513	4,339	(129,877)	(3,967)	85,349	2,408
Class C	181,297	5,479	147,457	4,367	(138,692)	(4,248)	190,062	5,598
Class F	218,897	6,539	87,026	2,525	(147,420)	(4,429)	158,503	4,635
Class 529-A	84,566	2,509	70,324	2,045	(31,723)	(941)	123,167	3,613
Class 529-B	7,819	236	10,259	302	(3,966)	(120)	14,112	418
Class 529-C	24,796	745	17,269	509	(10,676)	(320)	31,389	934
Class 529-E	4,272	128	3,910	114	(1,991)	(60)	6,191	182
Class 529-F	2,698	80	1,212	35	(1,349)	(40)	2,561	75
Class R-1	12,422	380	3,829	113	(8,260)	(257)	7,991	236
Class R-2	106,043	3,220	47,785	1,411	(103,465)	(3,135)	50,363	1,496
Class R-3	215,483	6,429	98,562	2,888	(197,774)	(5,938)	116,271	3,379
Class R-4	233,825	6,946	64,110	1,866	(152,835)	(4,629)	145,100	4,183
Class R-5	370,761	10,741	245,433	7,095	(224,773)	(6,877)	391,421	10,959
Total net increase
(decrease)	$3,778,543	111,822	$4,680,854	135,653	$(4,178,382)	(124,572)	$4,281,015	122,903

Year ended September 30, 2007
Class A	$4,103,796	123,196	$3,116,283	99,024	$(5,454,268)	(162,893)	$1,765,811	59,327
Class B	138,487	4,241	123,718	3,992	(205,668)	(6,256)	56,537	1,977
Class C	333,540	10,257	112,634	3,656	(221,225)	(6,777)	224,949	7,136
Class F	283,721	8,476	66,895	2,132	(233,169)	(6,953)	117,447	3,655
Class 529-A	150,526	4,543	49,711	1,587	(45,923)	(1,374)	154,314	4,756
Class 529-B	14,510	444	7,800	252	(6,317)	(192)	15,993	504
Class 529-C	42,675	1,306	12,302	397	(16,182)	(491)	38,795	1,212
Class 529-E	8,451	257	2,827	91	(3,363)	(101)	7,915	247
Class 529-F	3,856	116	845	27	(1,994)	(60)	2,707	83
Class R-1	21,118	652	2,420	79	(8,883)	(271)	14,655	460
Class R-2	194,354	5,958	36,133	1,170	(137,584)	(4,207)	92,903	2,921
Class R-3	369,758	11,240	71,594	2,302	(252,599)	(7,652)	188,753	5,890
Class R-4	259,031	7,819	48,104	1,538	(344,584)	(10,324)	(37,449)	(967)
Class R-5	714,553	20,884	158,792	5,044	(237,454)	(7,140)	635,891	18,788
Total net increase
(decrease)	$6,638,376	199,389	$3,810,058	121,291	$(7,169,213)	(214,691)	$3,279,221	105,989

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $11,258,615,000 and $14,496,768,000, respectively, during the six months ended March 31, 2008.

Financial highlights (1)

			(Loss) income from investment operations(2)				Dividends and distributions
		Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2008	(5)	$36.83	$.30		$(2.73)	$(2.43)	$(.68)	$(2.27)	$(2.95)	$31.45	(7.34)%	$44,681	.74%	(6)	.70%	(6)	1.73%	(6)
Year ended 9/30/2007		31.73	.48		7.18	7.66	(.50)	(2.06)	(2.56)	36.83	25.46	49,213	.74		.70		1.44
Year ended 9/30/2006		29.53	.49		3.93	4.42	(.40)	(1.82)	(2.22)	31.73	15.80	40,517	.75		.71		1.63
Year ended 9/30/2005		24.91	.37		4.51	4.88	(.26)	-	(.26)	29.53	19.68	35,342	.77		.74		1.36
Year ended 9/30/2004		21.33	.23		3.53	3.76	(.18)	-	(.18)	24.91	17.65	30,011	.78		.78		.93
Year ended 9/30/2003		16.50	.18		4.82	5.00	(.17)	-	(.17)	21.33	30.48	25,388	.83		.83		.93
Class B:
Six months ended 3/31/2008	(5)	36.06	.16		(2.70)	(2.54)	(.41)	(2.27)	(2.68)	30.84	(7.73)	1,834	1.50	(6)	1.46	(6)	.98	(6)
Year ended 9/30/2007		31.12	.22		7.04	7.26	(.26)	(2.06)	(2.32)	36.06	24.55	2,057	1.50		1.47		.68
Year ended 9/30/2006		29.01	.25		3.87	4.12	(.19)	(1.82)	(2.01)	31.12	14.89	1,714	1.52		1.48		.86
Year ended 9/30/2005		24.50	.16		4.43	4.59	(.08)	-	(.08)	29.01	18.76	1,493	1.54		1.51		.60
Year ended 9/30/2004		21.02	.04		3.48	3.52	(.04)	-	(.04)	24.50	16.77	1,212	1.55		1.55		.18
Year ended 9/30/2003		16.28	.03		4.75	4.78	(.04)	-	(.04)	21.02	29.44	863	1.62		1.62		.16
Class C:
Six months ended 3/31/2008	(5)	35.84	.15		(2.68)	(2.53)	(.41)	(2.27)	(2.68)	30.63	(7.75)	1,900	1.54	(6)	1.50	(6)	.92	(6)
Year ended 9/30/2007		30.96	.21		6.99	7.20	(.26)	(2.06)	(2.32)	35.84	24.47	2,022	1.56		1.52		.63
Year ended 9/30/2006		28.88	.24		3.84	4.08	(.18)	(1.82)	(2.00)	30.96	14.84	1,526	1.59		1.55		.80
Year ended 9/30/2005		24.41	.15		4.40	4.55	(.08)	-	(.08)	28.88	18.67	1,197	1.60		1.57		.55
Year ended 9/30/2004		20.97	.03		3.47	3.50	(.06)	-	(.06)	24.41	16.70	868	1.61		1.61		.14
Year ended 9/30/2003		16.27	.02		4.75	4.77	(.07)	-	(.07)	20.97	29.39	485	1.66		1.66		.12
Class F:
Six months ended 3/31/2008	(5)	36.71	.29		(2.72)	(2.43)	(.68)	(2.27)	(2.95)	31.33	(7.36)	1,183	.76	(6)	.72	(6)	1.70	(6)
Year ended 9/30/2007		31.64	.48		7.15	7.63	(.50)	(2.06)	(2.56)	36.71	25.49	1,215	.75		.71		1.44
Year ended 9/30/2006		29.44	.49		3.91	4.40	(.38)	(1.82)	(2.20)	31.64	15.77	932	.76		.72		1.62
Year ended 9/30/2005		24.84	.36		4.49	4.85	(.25)	-	(.25)	29.44	19.62	786	.82		.79		1.32
Year ended 9/30/2004		21.29	.22		3.52	3.74	(.19)	-	(.19)	24.84	17.59	635	.84		.84		.91
Year ended 9/30/2003		16.49	.17		4.81	4.98	(.18)	-	(.18)	21.29	30.39	353	.87		.87		.91
Class 529-A:
Six months ended 3/31/2008	(5)	36.63	.28		(2.72)	(2.44)	(.66)	(2.27)	(2.93)	31.26	(7.40)	849	.82	(6)	.78	(6)	1.64	(6)
Year ended 9/30/2007		31.59	.46		7.13	7.59	(.49)	(2.06)	(2.55)	36.63	25.38	862	.82		.78		1.38
Year ended 9/30/2006		29.41	.48		3.91	4.39	(.39)	(1.82)	(2.21)	31.59	15.72	593	.81		.77		1.59
Year ended 9/30/2005		24.83	.36		4.47	4.83	(.25)	-	(.25)	29.41	19.55	427	.85		.82		1.31
Year ended 9/30/2004		21.29	.22		3.51	3.73	(.19)	-	(.19)	24.83	17.57	267	.86		.86		.90
Year ended 9/30/2003		16.49	.19		4.80	4.99	(.19)	-	(.19)	21.29	30.46	138	.83		.83		.98
Class 529-B:
Six months ended 3/31/2008	(5)	36.00	.14		(2.69)	(2.55)	(.39)	(2.27)	(2.66)	30.79	(7.77)	131	1.62	(6)	1.58	(6)	.84	(6)
Year ended 9/30/2007		31.09	.19		7.02	7.21	(.24)	(2.06)	(2.30)	36.00	24.40	138	1.63		1.59		.57
Year ended 9/30/2006		28.99	.22		3.86	4.08	(.16)	(1.82)	(1.98)	31.09	14.77	103	1.65		1.61		.74
Year ended 9/30/2005		24.51	.12		4.42	4.54	(.06)	-	(.06)	28.99	18.54	81	1.71		1.68		.44
Year ended 9/30/2004		21.07	-	(7)	3.48	3.48	(.04)	-	(.04)	24.51	16.53	56	1.74		1.74		.01
Year ended 9/30/2003		16.41	.01		4.76	4.77	(.11)	-	(.11)	21.07	29.21	31	1.78		1.78		.03
Class 529-C:
Six months ended 3/31/2008	(5)	35.98	.14		(2.69)	(2.55)	(.40)	(2.27)	(2.67)	30.76	(7.78)	223	1.62	(6)	1.58	(6)	.84	(6)
Year ended 9/30/2007		31.08	.19		7.03	7.22	(.26)	(2.06)	(2.32)	35.98	24.42	228	1.62		1.58		.58
Year ended 9/30/2006		28.99	.23		3.85	4.08	(.17)	(1.82)	(1.99)	31.08	14.74	159	1.64		1.60		.76
Year ended 9/30/2005		24.51	.13		4.42	4.55	(.07)	-	(.07)	28.99	18.62	117	1.70		1.67		.46
Year ended 9/30/2004		21.07	.01		3.48	3.49	(.05)	-	(.05)	24.51	16.56	75	1.73		1.72		.03
Year ended 9/30/2003		16.41	.01		4.76	4.77	(.11)	-	(.11)	21.07	29.21	39	1.77		1.77		.05
Class 529-E:
Six months ended 3/31/2008	(5)	36.34	.23		(2.70)	(2.47)	(.56)	(2.27)	(2.83)	31.04	(7.52)	48	1.11	(6)	1.07	(6)	1.35	(6)
Year ended 9/30/2007		31.36	.36		7.08	7.44	(.40)	(2.06)	(2.46)	36.34	25.02	50	1.11		1.08		1.09
Year ended 9/30/2006		29.22	.38		3.89	4.27	(.31)	(1.82)	(2.13)	31.36	15.36	35	1.12		1.08		1.27
Year ended 9/30/2005		24.69	.27		4.44	4.71	(.18)	-	(.18)	29.22	19.16	26	1.18		1.15		.99
Year ended 9/30/2004		21.19	.13		3.50	3.63	(.13)	-	(.13)	24.69	17.17	16	1.20		1.20		.56
Year ended 9/30/2003		16.47	.11		4.79	4.90	(.18)	-	(.18)	21.19	29.92	8	1.23		1.23		.60

Class 529-F:
Six months ended 3/31/2008	(5)	$36.64	$.31		$(2.71)	$(2.40)	$(.72)	$(2.27)	$(2.99)	$31.25	(7.28)%	$14	.61%	(6)	.57%	(6)	1.83%	(6)
Year ended 9/30/2007		31.59	.53		7.13	7.66	(.55)	(2.06)	(2.61)	36.64	25.65	14	.61		.58		1.59
Year ended 9/30/2006		29.39	.55		3.88	4.43	(.41)	(1.82)	(2.23)	31.59	15.91	10	.62		.58		1.82
Year ended 9/30/2005		24.80	.37		4.46	4.83	(.24)	-	(.24)	29.39	19.58	5	.82		.79		1.35
Year ended 9/30/2004		21.28	.21		3.51	3.72	(.20)	-	(.20)	24.80	17.50	3	.95		.95		.84
Year ended 9/30/2003		16.50	.17		4.79	4.96	(.18)	-	(.18)	21.28	30.25	1	.97		.97		.89
Class R-1:
Six months ended 3/31/2008	(5)	35.83	.15		(2.67)	(2.52)	(.43)	(2.27)	(2.70)	30.61	(7.74)	50	1.56	(6)	1.52	(6)	.90	(6)
Year ended 9/30/2007		31.00	.22		6.98	7.20	(.31)	(2.06)	(2.37)	35.83	24.45	49	1.58		1.54		.66
Year ended 9/30/2006		28.95	.25		3.85	4.10	(.23)	(1.82)	(2.05)	31.00	14.89	29	1.59		1.55		.85
Year ended 9/30/2005		24.48	.16		4.41	4.57	(.10)	-	(.10)	28.95	18.63	16	1.66		1.59		.57
Year ended 9/30/2004		21.08	.04		3.47	3.51	(.11)	-	(.11)	24.48	16.71	8	1.69		1.63		.16
Year ended 9/30/2003		16.45	.04		4.76	4.80	(.17)	-	(.17)	21.08	29.35	3	1.89		1.65		.20
Class R-2:
Six months ended 3/31/2008	(5)	35.93	.15		(2.69)	(2.54)	(.40)	(2.27)	(2.67)	30.72	(7.75)	596	1.58	(6)	1.53	(6)	.89	(6)
Year ended 9/30/2007		31.05	.21		7.00	7.21	(.27)	(2.06)	(2.33)	35.93	24.45	644	1.60		1.53		.63
Year ended 9/30/2006		28.98	.24		3.85	4.09	(.20)	(1.82)	(2.02)	31.05	14.83	465	1.67		1.54		.82
Year ended 9/30/2005		24.52	.16		4.41	4.57	(.11)	-	(.11)	28.98	18.69	335	1.76		1.56		.59
Year ended 9/30/2004		21.10	.05		3.48	3.53	(.11)	-	(.11)	24.52	16.74	198	1.88		1.59		.20
Year ended 9/30/2003		16.45	.05		4.77	4.82	(.17)	-	(.17)	21.10	29.43	72	2.13		1.61		.26
Class R-3:
Six months ended 3/31/2008	(5)	36.30	.23		(2.70)	(2.47)	(.56)	(2.27)	(2.83)	31.00	(7.51)	1,168	1.09	(6)	1.05	(6)	1.37	(6)
Year ended 9/30/2007		31.33	.36		7.07	7.43	(.40)	(2.06)	(2.46)	36.30	25.03	1,245	1.10		1.06		1.11
Year ended 9/30/2006		29.20	.39		3.88	4.27	(.32)	(1.82)	(2.14)	31.33	15.36	890	1.10		1.06		1.29
Year ended 9/30/2005		24.67	.29		4.45	4.74	(.21)	-	(.21)	29.20	19.31	665	1.10		1.07		1.07
Year ended 9/30/2004		21.19	.15		3.49	3.64	(.16)	-	(.16)	24.67	17.19	397	1.18		1.18		.62
Year ended 9/30/2003		16.49	.12		4.77	4.89	(.19)	-	(.19)	21.19	29.85	124	1.23		1.23		.64
Class R-4:
Six months ended 3/31/2008	(5)	36.59	.28		(2.71)	(2.43)	(.66)	(2.27)	(2.93)	31.23	(7.37)	777	.80	(6)	.76	(6)	1.64	(6)
Year ended 9/30/2007		31.54	.46		7.13	7.59	(.48)	(2.06)	(2.54)	36.59	25.40	757	.81		.77		1.36
Year ended 9/30/2006		29.37	.48		3.91	4.39	(.40)	(1.82)	(2.22)	31.54	15.76	683	.79		.75		1.60
Year ended 9/30/2005		24.80	.38		4.47	4.85	(.28)	-	(.28)	29.37	19.60	515	.79		.76		1.40
Year ended 9/30/2004		21.28	.23		3.50	3.73	(.21)	-	(.21)	24.80	17.64	271	.83		.83		.95
Year ended 9/30/2003		16.50	.18		4.80	4.98	(.20)	-	(.20)	21.28	30.38	61	.88		.87		.91
Class R-5:
Six months ended 3/31/2008	(5)	36.90	.33		(2.73)	(2.40)	(.76)	(2.27)	(3.03)	31.47	(7.24)	2,835	.50	(6)	.46	(6)	1.95	(6)
Year ended 9/30/2007		31.79	.56		7.18	7.74	(.57)	(2.06)	(2.63)	36.90	25.77	2,920	.51		.47		1.68
Year ended 9/30/2006		29.58	.57		3.93	4.50	(.47)	(1.82)	(2.29)	31.79	16.06	1,918	.51		.47		1.88
Year ended 9/30/2005		24.95	.45		4.50	4.95	(.32)	-	(.32)	29.58	19.97	1,485	.52		.49		1.63
Year ended 9/30/2004		21.37	.30		3.53	3.83	(.25)	-	(.25)	24.95	17.96	1,016	.53		.52		1.22
Year ended 9/30/2003		16.52	.23		4.83	5.06	(.21)	-	(.21)	21.37	30.84	91	.55		.55		1.23

	Six months ended
	March 31,	Year ended September 30
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	21%	30%	32%	30%	19%	28%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

September 30, 2007

Common stocks — 94.06%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 17.72%
Microsoft Corp.	54,940,000	$1,618,532
Nokia Corp.	23,360,416	888,159
Nokia Corp. (ADR)	7,244,634	274,789
Samsung Electronics Co., Ltd.	1,099,450	691,062
International Business Machines Corp.	4,687,000	552,129
Hon Hai Precision Industry Co., Ltd.	69,696,786	525,449
EMC Corp.[1]	24,703,000	513,822
Google Inc., Class A1	894,000	507,139
Oracle Corp.[1]	22,463,700	486,339
Taiwan Semiconductor Manufacturing Co. Ltd.	194,136,007	378,396
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,673,263	67,533
Yahoo! Inc.[1]	16,200,000	434,808
Cisco Systems, Inc.[1]	11,223,000	371,594
Nintendo Co., Ltd.	446,000	232,385
STMicroelectronics NV	13,100,000	220,260
Advanced Micro Devices, Inc.[1]	15,250,000	201,300
Murata Manufacturing Co., Ltd.	2,779,200	200,503
ASML Holding NV (New York registered)[1]	5,678,000	186,579
ASML Holding NV1	320,000	10,610
Altera Corp.	7,625,000	183,610
Texas Instruments Inc.	4,550,000	166,485
Hynix Semiconductor Inc.[1]	4,152,260	142,070
Hynix Semiconductor Inc. (GDR)[1,2]	630,000	20,948
Agilent Technologies, Inc.[1]	4,075,900	150,319
Trend Micro Inc.	3,406,500	147,515
Hewlett-Packard Co.	2,955,000	147,129
Konami Corp.	4,868,000	132,760
Tyco Electronics Ltd.	3,678,125	130,316
Citizen Holdings Co., Ltd.	12,906,200	129,995
SAP AG	2,218,000	129,845
Rohm Co., Ltd.	1,379,000	121,956
Applied Materials, Inc.	5,500,000	113,850
Canon, Inc.	2,050,100	111,999
Nortel Networks Corp.[1]	5,620,000	95,428
Motorola, Inc.	4,420,000	81,903
Corning Inc.	3,000,000	73,950
Hoya Corp.	2,105,000	71,897
Flextronics International Ltd.[1]	6,000,000	67,080
High Tech Computer Corp.	4,516,200	66,227
Elpida Memory, Inc.[1]	1,760,000	64,714
Cadence Design Systems, Inc.[1]	2,750,000	61,022
KLA-Tencor Corp.	615,897	34,355
NEC Corp.	6,774,100	32,935
Dell Inc.[1]	900,000	24,840
Sun Microsystems, Inc.[1]	3,463,150	19,428
		10,883,964

FINANCIALS — 13.01%
Banco Santander, SA	35,504,264	690,123
ING Groep NV, depository receipts	13,539,057	601,060
Allianz SE	1,790,000	418,263
Citigroup Inc.	8,151,677	380,439
Erste Bank der oesterreichischen Sparkassen AG	4,838,510	368,816
AXA SA	7,691,000	344,180
UniCredito Italiano SpA	34,899,500	298,621
Macquarie Bank Ltd.	3,880,000	290,369
DBS Group Holdings Ltd	19,740,000	287,108
QBE Insurance Group Ltd.	9,228,901	276,594
Westfield Group	14,367,368	276,448
Depfa Bank PLC	12,240,000	253,453
Société Générale	1,466,600	246,130
Mizuho Financial Group, Inc.	41,400	236,273
AFLAC Inc.	3,926,500	223,968
XL Capital Ltd., Class A	2,600,000	205,920
Sompo Japan Insurance Inc.	16,312,000	187,324
BNP Paribas SA	1,622,230	177,535
Zurich Financial Services	532,000	159,623
Royal Bank of Scotland Group PLC	14,762,325	158,422
ICICI Bank Ltd. (ADR)	2,033,050	107,182
ICICI Bank Ltd.	1,752,500	46,957
Credit Suisse Group	2,225,640	147,802
Crédit Agricole SA	3,671,800	141,643
Sumitomo Mitsui Financial Group, Inc.	18,161	141,623
UBS AG	2,559,206	137,634
Bumiputra-Commerce Holdings Bhd.	39,000,000	122,555
American Express Co.	2,000,000	118,740
Groupe Bruxelles Lambert	900,000	109,174
Westpac Banking Corp.	4,185,444	105,770
Berkshire Hathaway Inc., Class A1	800	94,808
Bank of Nova Scotia	1,540,000	81,049
Commerzbank U.S. Finance, Inc.	2,000,000	80,974
JPMorgan Chase & Co.	1,650,000	75,603
American International Group, Inc.	1,050,000	71,033
Hypo Real Estate Holding AG	1,200,000	68,248
Royal Bank of Canada	1,210,245	67,107
HSBC Holdings PLC (United Kingdom)	3,504,769	64,799
Allied Irish Banks, PLC	1,900,000	46,063
Bank of America Corp.	600,000	30,162
Mitsubishi UFJ Financial Group, Inc.[3]	2,775	25,197
Manulife Financial Corp.	600,000	24,785
		7,989,577

MATERIALS — 9.36%
Barrick Gold Corp.	22,341,770	899,926
Bayer AG, non-registered shares	10,762,500	856,748
Newmont Mining Corp.	13,250,000	592,673
Potash Corp. of Saskatchewan Inc.	4,000,000	422,800
Gold Fields Ltd.	22,685,855	410,861
Freeport-McMoRan Copper & Gold Inc.	3,000,000	314,670
POSCO	411,000	302,364
Linde AG	1,649,000	204,804
Nitto Denko Corp.	4,299,000	200,023
E.I. du Pont de Nemours and Co.	4,000,000	198,240
BHP Billiton Ltd.	5,000,000	197,512
Alcoa Inc.	3,789,800	148,257
Holcim Ltd.	1,028,571	113,638
Akzo Nobel NV	1,325,000	109,218
ArcelorMittal	1,340,000	105,849
Lonmin PLC	1,414,000	105,469
International Paper Co.	2,930,000	105,099
Weyerhaeuser Co.	1,300,000	93,990
JSR Corp.	3,190,000	78,242
Rohm and Haas Co.	1,327,500	73,902
AngloGold Ashanti Ltd.	1,314,816	62,566
Kuraray Co., Ltd.	3,900,000	49,442
UPM-Kymmene Corp.	1,492,000	36,087
Smurfit-Stone Container Corp.[1]	2,950,000	34,456
CRH PLC	808,235	32,101
		5,748,937

ENERGY — 9.17%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	10,085,800	761,478
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	3,400,000	219,980
Royal Dutch Shell PLC, Class B	12,445,157	511,836
Royal Dutch Shell PLC, Class A (ADR)	5,555,000	456,510
Canadian Natural Resources, Ltd.	6,280,000	477,958
Reliance Industries Ltd.	7,882,600	456,863
Schlumberger Ltd.	3,270,000	343,350
Chevron Corp.	3,278,732	306,824
Saipem SpA, Class S	6,285,000	268,174
Norsk Hydro ASA	5,820,000	253,104
TOTAL SA	3,033,900	246,705
OAO Gazprom (ADR)	4,311,500	190,137
Imperial Oil Ltd.	3,300,000	163,837
Occidental Petroleum Corp.	2,450,000	156,996
ConocoPhillips	1,700,000	149,209
Exxon Mobil Corp.	1,500,000	138,840
Anadarko Petroleum Corp.	2,500,000	134,375
Baker Hughes Inc.	1,262,500	114,092
Smith International, Inc.	1,365,000	97,461
ENI SpA	2,500,000	92,661
Apache Corp.	1,000,000	90,060
		5,630,450

CONSUMER DISCRETIONARY — 9.03%
News Corp., Class A	18,908,404	415,796
Esprit Holdings Ltd.	25,114,000	399,159
Toyota Motor Corp.	5,040,000	297,736
Honda Motor Co., Ltd.	8,425,000	283,354
Industria de Diseno Textil, SA	4,051,100	273,034
H & M Hennes & Mauritz AB, Class B	4,278,000	271,521
Compagnie Générale des Etablissements Michelin, Class B	2,000,000	268,905
Vivendi SA	6,194,200	261,473
Carnival Corp., units	4,550,000	220,357
Renault SA	1,414,000	204,917
Hyundai Motor Co.	2,419,938	195,489
Porsche AG, nonvoting preferred	88,900	188,868
Aisin Seiki Co., Ltd.	4,552,500	182,068
Yamaha Corp.	7,708,100	172,940
Burberry Group PLC	12,875,000	172,908
Viacom Inc., Class B1	4,340,000	169,130
DaimlerChrysler AG	1,635,000	164,709
Aristocrat Leisure Ltd.	12,638,058	155,766
Time Warner Inc.	7,200,000	132,192
Ford Motor Co.[1]	15,170,000	128,793
Nikon Corp.	3,300,000	113,575
McDonald’s Corp.	2,000,000	108,940
Suzuki Motor Corp.	3,360,000	99,538
Lagardère Groupe SCA	1,100,000	93,636
Sony Corp.	1,800,000	87,357
Johnson Controls, Inc.	700,000	82,677
Continental AG	570,000	78,833
LG Electronics Inc.	800,000	74,771
Grupo Televisa, SAB, ordinary participation certificates (ADR)	3,000,000	72,510
Reed Elsevier PLC	5,100,000	64,426
Swatch Group Ltd, non-registered shares	119,718	39,289
Swatch Group Ltd	245,770	15,741
Kingfisher PLC	9,525,919	34,816
Hyundai Mobis Co., Ltd.	136,300	14,467
Liberty Media Holding Corp., Liberty Interactive, Series A1	100,000	1,921
Discovery Holding Co., Class A1	35,300	1,018
		5,542,630

INDUSTRIALS — 8.76%
General Electric Co.	22,910,500	948,495
Siemens AG	5,020,300	690,314
Schneider Electric SA	2,807,000	354,671
Ryanair Holdings PLC (ADR)[1]	8,075,000	335,193
ABB Ltd	9,565,000	251,944
Deutsche Post AG	7,435,000	216,303
United Technologies Corp.	2,630,000	211,662
Asahi Glass Co., Ltd.	14,692,000	197,779
United Parcel Service, Inc., Class B	2,557,000	192,031
Tyco International Ltd.	3,678,125	163,088
Illinois Tool Works Inc.	2,700,000	161,028
Michael Page International PLC[4]	18,089,000	152,525
Deere & Co.	1,000,000	148,420
Toll Holdings Ltd.	12,757,816	148,305
Sandvik AB	6,725,000	144,454
Legrand SA	4,164,766	139,991
Emerson Electric Co.	2,600,000	138,372
Finmeccanica SpA	4,695,000	136,790
Mitsubishi Heavy Industries, Ltd.	19,050,000	124,654
Bidvest Group Ltd.	5,500,000	108,700
Caterpillar Inc.	1,120,000	87,842
Parker Hannifin Corp.	700,000	78,281
Geberit AG	385,000	50,374
Boeing Co.	475,000	49,870
Jacobs Engineering Group Inc.[1]	650,000	49,127
Macquarie Infrastructure Group	14,463,925	40,015
Monster Worldwide, Inc.[1]	1,171,000	39,884
SK Holdings Co. Ltd.	83,230	17,741
		5,377,853

CONSUMER STAPLES — 8.32%
Altria Group, Inc.	10,414,400	724,113
Tesco PLC	65,975,011	592,371
SABMiller PLC	19,408,508	552,247
Nestlé SA	1,055,150	474,092
Coca-Cola Co.	6,800,000	390,796
PepsiCo, Inc.	4,325,000	316,850
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	3,364,735	246,063
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	713,500	50,509
Koninklijke Ahold NV1	18,844,000	284,858
Diageo PLC	11,723,000	257,363
Groupe Danone SA	3,215,000	253,087
Avon Products, Inc.	6,566,400	246,437
L’Oréal SA	1,375,689	180,492
Scottish & Newcastle PLC	10,269,718	128,368
Unilever NV, depository receipts	3,520,000	108,680
METRO AG	1,100,000	99,362
Procter & Gamble Co.	1,100,000	77,374
Wal-Mart de México, SAB de CV, Series V	14,833,992	54,570
Seven & I Holdings Co., Ltd.	2,067,000	53,219
Imperial Tobacco Group PLC	465,000	21,301
		5,112,152

HEALTH CARE — 8.31%
Roche Holding AG	7,278,600	1,320,028
Novo Nordisk A/S, Class B	7,848,600	947,587
Smith & Nephew PLC	42,912,816	524,115
Medtronic, Inc.	4,000,000	225,640
Novartis AG	3,925,000	216,651
UCB SA	3,537,931	208,780
Stryker Corp.	2,680,000	184,277
St. Jude Medical, Inc.[1]	4,000,000	176,280
Schering-Plough Corp.	5,300,000	167,639
Covidien Ltd.[1]	2,900,000	120,350
Eli Lilly and Co.	2,000,000	113,860
Merck & Co., Inc.	2,200,000	113,718
Amgen Inc.[1]	1,715,000	97,017
Wyeth	2,000,000	89,100
AstraZeneca PLC (Sweden)	1,757,900	88,220
Bristol-Myers Squibb Co.	3,000,000	86,460
Bausch & Lomb Inc.	1,340,000	85,760
Sanofi-Aventis	1,000,000	84,682
Hospira, Inc.[1]	1,900,000	78,755
Abbott Laboratories	1,200,000	64,344
Allergan, Inc.	800,000	51,576
Johnson & Johnson	600,000	39,420
Forest Laboratories, Inc.[1]	500,000	18,645
		5,102,904

TELECOMMUNICATION SERVICES — 4.50%
Vodafone Group PLC	234,386,934	845,630
Koninklijke KPN NV	37,779,200	655,682
América Móvil, SAB de CV, Series L (ADR)	6,660,700	426,285
France Télécom SA	7,045,000	236,001
Telefónica, SA	8,326,000	233,081
NTT DoCoMo, Inc.	135,000	192,908
AT&T Inc.	3,138,720	132,799
Singapore Telecommunications Ltd.	16,335,520	44,218
		2,766,604

UTILITIES — 2.17%
SUEZ SA	7,581,935	446,560
E.ON AG	1,750,000	323,589
Veolia Environnement	2,629,375	226,448
CLP Holdings Ltd.	25,380,000	175,726
RWE AG	1,260,500	158,548
		1,330,871

MISCELLANEOUS — 3.71%
Other common stocks in initial period of acquisition		2,281,405

Total common stocks (cost: $36,241,111,000)		57,767,347

Rights & warrants — 0.02%

FINANCIALS — 0.02%
ING Groep NV, warrants, expire 2008[1]	632,500	11,762

CONSUMER DISCRETIONARY — 0.00%
Virgin Media Inc., Series A, warrants, expire 2011[1]	39,037	8

MISCELLANEOUS — 0.00%
Other rights & warrants in initial period of acquisition		0

Total rights & warrants (cost: $75,143,000)		11,770

	Principal amount
Bonds & notes — 0.23%	(000)

NON-U.S. GOVERNMENT BONDS & NOTES — 0.23%
Brazil (Federal Republic of) 10.00% 2014[3]	BRL 2	1,025
Brazil (Federal Republic of) 10.00% 2017[3]	173	86,820
Brazil (Federal Republic of) Global 12.50% 2022[3]	20,000	13,317
Brazil (Federal Republic of) Global 10.25% 2028[3]	35,000	20,082
Brazilian Treasury Bill 6.00% 2045[3,5]	25	21,560

Total bonds & notes (cost: $142,064,000)		142,804

	Principal amount	Market value
Short-term securities — 5.59%	(000)	(000)

UBS Finance (Delaware) LLC 5.025%–5.605% due 10/2/2007–1/24/2008	$260,000	$257,377
AstraZeneca PLC 5.25% due 10/10/2007	75,000	74,892
AstraZeneca PLC 4.91%–5.35% due 10/16/2007–1/31/2008[2]	146,600	145,204
Allied Irish Banks N.A. Inc. 5.04%–5.555% due 10/9/2007–1/14/2008[2]	208,100	206,151
Danske Corp. 5.075%–5.52% due 10/19/2007–1/3/2008[2]	185,300	183,053
Bank of Ireland 5.58%–5.62% due 12/6–12/17/2007[2]	184,100	182,174
Nestlé Capital Corp. 5.26%–5.30% due 10/11–12/19/2007[2]	175,000	174,101
ANZ National (International) Ltd. 5.08%–5.61% due 10/10/2007–1/4/2008[2]	175,000	173,577
Westpac Banking Corp. 5.27%–5.61% due 12/10–12/17/2007[2]	150,000	148,387
HSBC USA Inc. 5.01%–5.24% due 10/19/2007–1/28/2008	136,300	134,734
Siemens Capital Co. LLC 5.20%–5.25% due 10/15–10/30/2007[2]	127,400	127,013
American Honda Finance Corp. 5.23%–5.30% due 10/5–10/11/2007	125,100	124,954
ING (U.S.) Funding LLC 5.00%–5.58% due 11/6/2007–1/25/2008	80,600	79,974
Mont Blanc Capital Corp. 5.20% due 11/29–12/18/2007[2]	43,100	42,659
Société Générale North America, Inc. 5.245%–5.66% due 10/9–12/12/2007	118,300	118,203
Svenska Handelsbanken Inc. 5.24%–5.60% due 10/18–12/7/2007	113,000	112,254
Depfa Bank PLC 5.235%–5.25% due 10/15–10/22/2007[2]	83,300	83,063
CBA (Delaware) Finance Inc. 5.245%–5.38% due 10/9/2007–1/18/2008	82,800	82,328
Dexia Delaware LLC 4.99%–5.225% due 11/1–11/20/2007	67,700	67,331
Unilever Capital Corp. 5.25%–5.26% due 11/13–12/3/2007[2]	60,000	59,522
Barclays U.S. Funding Corp. 5.25% due 10/12/2007	59,300	59,197
Swedbank Mortgage AB 5.10%–5.23% due 10/19–11/21/2007	57,800	57,605
BMW U.S. Capital LLC 5.22% due 10/3–10/10/2007[2]	51,133	51,068
Swedish Export Credit Corp. 5.45% due 10/4/2007	50,000	49,970
BNP Paribas Finance Inc. 5.235% due 10/16/2007	50,000	49,882
BASF AG 5.30% due 10/17/2007[2]	50,000	49,875
General Electric Co. 5.26% due 11/14/2007	50,000	49,661
Federal Home Loan Bank 4.98% due 11/28/2007	50,000	49,657
KfW International Finance Inc. 5.20% due 10/9/2007[2]	49,000	48,935
Honeywell International Inc. 5.26% due 11/7/2007[2]	41,500	41,254
International Bank for Reconstruction and Development 5.12% due 10/9/2007	40,000	39,949
Fannie Mae 4.75% due 11/6/2007	39,800	39,601
Canadian Imperial Holdings Inc. 5.52% due 12/11/2007	40,000	39,583
National Australia Funding (Delaware) Inc. 5.28% due 10/31/2007[2]	30,000	29,858
Calyon North America Inc. 5.00% due 1/2/2008	30,200	29,791
Bank of America Corp. 5.34% due 1/9/2008	27,000	26,605
Toyota Motor Credit Corp. 5.27% due 10/31/2007	26,000	25,882
International Lease Finance Corp. 5.28% due 10/12/2007	25,000	24,956
Liberty Street Funding Corp. 5.25% due 10/12/2007[2]	25,000	24,955
BP Capital Markets America Inc. 4.77% due 11/26/2007[2]	25,000	24,801
Credit Suisse New York Branch 5.30% due 1/18/2008	25,000	24,604
Three Pillars Funding, LLC 5.30% due 10/1/2007[2]	20,000	19,991

Total short-term securities (cost: $3,434,123,000)		3,434,631

Total investment securities (cost: $39,892,441,000)		61,356,552
Other assets less liabilities		58,093

Net assets		$61,414,645

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Security purchased in transactions exempt from registration under the Securities Act of 1933. These securities may be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,836,589,000, which represented 2.99% of the net assets of the fund.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $253,547,000.
4Represents an affiliated company as defined under the Investment Company Act of 1940.
5Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-907-1107O-S10915

Summary investment portfolio, September 30, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification	Percent
of net
assets

Information technology	17.72%
Financials	13.01
Materials	9.36
Energy	9.17
Consumer discretionary	9.03
Other industries	35.77
Bonds & Notes	0.23
Rights & Warrants	0.02
Short-term securities & other assets less liabilities	5.69
[end pie chart]

Country diversification (percent of net assets)
United States	29.1%
Euro zone*	24.4
United Kingdom	7.9
Japan	6.6
Switzerland	4.9
Canada	3.6
Australia	2.7
South Korea	2.4
Brazil	2.4
Other countries	10.3
Short-term securities & other assets less liabilities	5.7

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

	Shares	Market value (000)	Percent of net assets

Common stocks - 94.06%

Information technology - 17.72%
Microsoft Corp.	54,940,000	$1,618,532	2.64%
Nokia Corp.	23,360,416	888,159
Nokia Corp. (ADR)	7,244,634	274,789	1.89
Samsung Electronics Co., Ltd.	1,099,450	691,062	1.12
International Business Machines Corp.	4,687,000	552,129	.90
Hon Hai Precision Industry Co., Ltd.	69,696,786	525,449	.86
EMC Corp. (1)	24,703,000	513,822	.84
Google Inc., Class A (1)	894,000	507,139	.83
Oracle Corp. (1)	22,463,700	486,339	.79
Taiwan Semiconductor Manufacturing Co. Ltd.	194,136,007	378,396
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,673,263	67,533	.73
Yahoo! Inc. (1)	16,200,000	434,808	.71
Cisco Systems, Inc. (1)	11,223,000	371,594	.60
Other securities		3,574,213	5.81
		10,883,964	17.72

Financials - 13.01%
Banco Santander, SA	35,504,264	690,123	1.12
ING Groep NV, depository receipts	13,539,057	601,060	.98
Allianz SE	1,790,000	418,263	.68
Citigroup Inc.	8,151,677	380,439	.62
Erste Bank der oesterreichischen Sparkassen AG	4,838,510	368,816	.60
AXA SA	7,691,000	344,180	.56
Other securities		5,186,696	8.45
		7,989,577	13.01

Materials - 9.36%
Barrick Gold Corp.	22,341,770	899,926	1.47
Bayer AG, non-registered shares	10,762,500	856,748	1.40
Newmont Mining Corp.	13,250,000	592,673	.97
Potash Corp. of Saskatchewan Inc.	4,000,000	422,800	.69
Gold Fields Ltd.	22,685,855	410,861	.67
Freeport-McMoRan Copper & Gold Inc.	3,000,000	314,670	.51
Other securities		2,251,259	3.65
		5,748,937	9.36

Energy - 9.17%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	10,085,800	761,478
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	3,400,000	219,980	1.60
Royal Dutch Shell PLC, Class B	12,445,157	511,836
Royal Dutch Shell PLC, Class A (ADR)	5,555,000	456,510	1.58
Canadian Natural Resources, Ltd.	6,280,000	477,958	.78
Reliance Industries Ltd.	7,882,600	456,863	.74
Schlumberger Ltd.	3,270,000	343,350	.56
Chevron Corp.	3,278,732	306,824	.50
Other securities		2,095,651	3.41
		5,630,450	9.17

Consumer discretionary - 9.03%
News Corp., Class A	18,908,404	415,796	.68
Esprit Holdings Ltd.	25,114,000	399,159	.65
Other securities		4,727,675	7.70
		5,542,630	9.03

Industrials - 8.76%
General Electric Co.	22,910,500	948,495	1.54
Siemens AG	5,020,300	690,314	1.12
Schneider Electric SA	2,807,000	354,671	.58
Ryanair Holdings PLC (ADR) (1)	8,075,000	335,193	.55
Other securities		3,049,180	4.97
		5,377,853	8.76

Consumer staples - 8.32%
Altria Group, Inc.	10,414,400	724,113	1.18
Tesco PLC	65,975,011	592,371	.96
SABMiller PLC	19,408,508	552,247	.90
Nestlé SA	1,055,150	474,092	.77
Coca-Cola Co.	6,800,000	390,796	.64
PepsiCo, Inc.	4,325,000	316,850	.52
Other securities		2,061,683	3.35
		5,112,152	8.32

Health care - 8.31%
Roche Holding AG	7,278,600	1,320,028	2.15
Novo Nordisk A/S, Class B	7,848,600	947,587	1.54
Smith & Nephew PLC	42,912,816	524,115	.85
Other securities		2,311,174	3.77
		5,102,904	8.31

Telecommunication services - 4.50%
Vodafone Group PLC	234,386,934	845,630	1.38
Koninklijke KPN NV	37,779,200	655,682	1.07
América Móvil, SAB de CV, Series L (ADR)	6,660,700	426,285	.69
Other securities		839,007	1.36
		2,766,604	4.50

Utilities - 2.17%
SUEZ SA	7,581,935	446,560	.73
E.ON AG	1,750,000	323,589	.52
Other securities		560,722	.92
		1,330,871	2.17

MISCELLANEOUS - 3.71%
Other common stocks in initial period of acquisition		2,281,405	3.71

Total common stocks (cost: $36,241,111,000)		57,767,347	94.06

Rights & warrants - 0.02%

Financials - 0.02%
ING Groep NV, warrants, expire 2008 (1)	632,500	11,762	.02

Consumer Discretionary - 0.00%
Other securities		8	.00

MISCELLANEOUS - 0.00%
Other rights & warrants in initial period of acquisition		0	.00

Total rights & warrants (cost: $75,143,000)		11,770	.02

Bonds & notes - 0.23%

Other - 0.23%
Other securities		142,804	.23

Total bonds & notes (cost: $142,064,000)		142,804	.23

	Principal amount (000)

Short-term securities - 5.59%

Nestlé Capital Corp. 5.26% - 5.30% due 10/11 - 12/19/2007	$175,000	174,101	.28
Siemens Capital Co. LLC 5.20% - 5.23% due 10/15 - 10/30/2007	127,400	127,013	.21
ING (U.S.) Funding LLC 5.00% - 5.58% due 11/6/2007 - 1/25/2008	80,600	79,974
Mont Blanc Capital Corp. 5.20% due 11/29 - 12/18/2007 (2)	43,100	42,659	.20
General Electric Co. 5.26% due 11/14/2007	50,000	49,661	.08
Other securities		2,961,223	4.82
		3,434,631	5.59

Total short-term securities (cost: $3,434,123,000)		3,434,631	5.59

Total investment securities (cost: $39,892,441,000)		61,356,552	99.90
Other assets less liabilities		58,093	.10

Net assets		$61,414,645	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
"Miscellaneous" and “Other securities” include securities (with aggregate value of $253,547,000), which were valued under fair value procedures adopted by authority of the board of directors.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's affiliated-company holding is included in "Other securities" under its respective industry sector in the preceding summary investment portfolio. Further details on this holding and related transactions during the year ended September 30, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 9/30/2007 (000)

Michael Page International PLC	7,995,000	10,094,000	-	18,089,000	$2,287	$152,525

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Security purchased in transactions exempt from registration under the Securities Act of 1933.  These securities may be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities" in the summary investment portfolio, was $1,836,589,000, which represented 2.99% of the net assets of the fund.

The descriptions of the companies shown in the summary investment portfolio, which were obtained from published reports and other sources believed to be reliable, are supplemental and are not covered by the Report of Independent Registered Public Accounting Firm.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $39,755,978)	$61,204,027
Affiliated issuer (cost: $136,463)	152,525	$61,356,552
Cash		256
Receivables for:
Sales of investments	89,314
Sales of fund's shares	78,562
Dividends and interest	101,355	269,231
		61,626,039
Liabilities:
Payables for:
Purchases of investments	96,683
Repurchases of fund's shares	68,494
Investment advisory services	16,661
Services provided by affiliates	19,255
Directors' deferred compensation	3,740
Other	6,561	211,394
Net assets at September 30, 2007		$61,414,645

Net assets consist of:
Capital paid in on shares of capital stock		$35,572,294
Undistributed net investment income		586,767
Undistributed net realized gain		3,790,213
Net unrealized appreciation		21,465,371
Net assets at September 30, 2007		$61,414,645

Total authorized capital stock - 2,000,000 shares, $.001 par value (1,671,512 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$49,213,223	1,336,072	$36.83
Class B	2,056,782	57,043	36.06
Class C	2,022,116	56,428	35.84
Class F	1,215,410	33,107	36.71
Class 529-A	862,388	23,541	36.63
Class 529-B	137,744	3,827	36.00
Class 529-C	227,598	6,326	35.98
Class 529-E	49,521	1,363	36.34
Class 529-F	14,138	385	36.64
Class R-1	49,436	1,380	35.83
Class R-2	643,624	17,914	35.93
Class R-3	1,245,434	34,306	36.30
Class R-4	756,931	20,686	36.59
Class R-5	2,920,300	79,134	36.90
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $39.08 and $38.86, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2007	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $91,976; also includes $2,287 from affiliate)
Interest (net of non-U.S. taxes of $4)	166,472	$1,188,972

Fees and expenses(*):
Investment advisory services	212,052
Distribution services	162,408
Transfer agent services	43,273
Administrative services	13,839
Reports to shareholders	1,650
Registration statement and prospectus	1,573
Postage, stationery and supplies	3,914
Directors' compensation	953
Auditing and legal	238
Custodian	6,487
State and local taxes	576
Other	125
Total fees and expenses before reimbursements/waivers	447,088
Less reimbursements/waivers of fees and expenses:
Investment advisory services	21,205
Administrative services	145
Total fees and expenses after reimbursements/waivers		425,738
Net investment income		763,234

Net realized gain and unrealized appreciation on investments and non-U.S. currency:
Net realized gain (loss) on:
Investments	4,327,952
Non-U.S. currency transactions	(6,313)	4,321,639
Net unrealized appreciation on:
Investments	7,447,262
Non-U.S. currency translations	1,746	7,449,008
Net realized gain and unrealized appreciation on investments and non-U.S. currency
Net increase in net assets resulting from operations		$12,533,881

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended September 30,
	2007	2006
Operations:
Net investment income	$763,234	$724,200
Net realized gain on investments and non-U.S. currency transactions		3,305,816
Net unrealized appreciation on investments and non-U.S. currency translations		2,665,468
Net increase in net assets resulting from operations	12,533,881	6,695,484

Dividends and distributions paid to shareholders:
Dividends from net investment income	(751,723)	(550,179)
Distributions from net realized gain on investments	(3,220,774)	(2,624,465)
Total dividends and distributions paid to shareholders	(3,972,497)	(3,174,644)

Net capital share transactions	3,279,221	3,562,812

Total increase in net assets	11,840,605	7,083,652

Net assets:
Beginning of year	49,574,040	42,490,388
End of year (including undistributed net investment income:
$586,767 and $580,955, respectively)	$61,414,645	$49,574,040

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights.  The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.  Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.  Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts– The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the year ended September 30, 2007, there were no non-U.S. taxes paid on realized gains. As of September 30, 2007, non-U.S. taxes provided on unrealized gains were $393,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended September 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by non-U.S. tax authorities for tax years before 2005.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in non-U.S. securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended September 30, 2007, the fund reclassified $5,570,000 from undistributed net investment income to undistributed net realized gain; and reclassified $129,000 from undistributed net investment income and $219,238,000 from undistributed net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of September 30, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$743,174
Post-October non-U.S. currency loss deferrals (realized during the period November 1, 2006, through September 30, 2007)†	(5,452)
Undistributed long-term capital gain	3,792,191
Gross unrealized appreciation on investment securities	21,732,171
Gross unrealized depreciation on investment securities	(416,554)
Net unrealized appreciation on investment securities	21,315,617
Cost of investment securities	40,040,935
†These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Year ended September 30, 2007			Year ended September 30, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$635,630	$2,620,221	$3,255,851	$473,467	$2,170,052	$2,643,519
Class B	14,463	112,815	127,278	9,567	93,610	103,177
Class C	13,108	103,627	116,735	7,784	77,070	84,854
Class F	15,128	62,061	77,189	10,162	47,920	58,082
Class 529-A	9,546	40,174	49,720	5,876	27,595	33,471
Class 529-B	825	6,977	7,802	461	5,199	5,660
Class 529-C	1,359	10,945	12,304	738	7,664	8,402
Class 529-E	459	2,369	2,828	289	1,706	1,995
Class 529-F	178	668	846	80	351	431
Class R-1	316	2,121	2,437	149	1,158	1,307
Class R-2	4,236	31,907	36,143	2,470	21,982	24,452
Class R-3	11,777	59,847	71,624	7,513	42,584	50,097
Class R-4	9,029	39,083	48,112	7,234	32,826	40,060
Class R-5	35,669	127,959	163,628	24,389	94,748	119,137
Total	$751,723	$3,220,774	$3,972,497	$550,179	$2,624,465	$3,174,644

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services–The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion.  The board of directors approved an amended agreement effective January 1, 2007, continuing the series of rates to include an additional annual rate of 0.360% on daily net assets in excess of $55 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2007, total investment advisory services fees waived by CRMC were $21,205,000. As a result, the fee shown on the accompanying financial statements of $212,052,000, which was equivalent to an annualized rate of 0.383%, was reduced to $190,847,000, or 0.345% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2007, the total administrative services fees paid by CRMC were $392 and $145,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended September 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$106,672	$41,523	Not applicable	Not applicable	Not applicable
Class B	18,859	1,750	Not applicable	Not applicable	Not applicable
Class C	17,734	Included in administrative services	$2,372	$279	Not applicable
Class F	2,676		917	114	Not applicable
Class 529-A	1,488		660	82	$ 726
Class 529-B	1,203		109	28	121
Class 529-C	1,932		175	39	193
Class 529-E	211		38	5	42
Class 529-F	-		11	1	12
Class R-1	399		47	20	Not applicable
Class R-2	4,167		823	1,628	Not applicable
Class R-3	5,330		1,533	475	Not applicable
Class R-4	1,737		1,048	25	Not applicable
Class R-5	Not applicable		2,305	11	Not applicable
Total	$162,408	$43,273	$10,038	$2,707	$1,094

Directors’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $953,000, shown on the accompanying financial statements, includes $409,000 in current fees (either paid in cash or deferred) and a net increase of $544,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2007
Class A	$4,103,796	123,196	$3,116,283	99,024	$(5,454,268)	(162,893)	$1,765,811	59,327
Class B	138,487	4,241	123,718	3,992	(205,668)	(6,256)	56,537	1,977
Class C	333,540	10,257	112,634	3,656	(221,225)	(6,777)	224,949	7,136
Class F	283,721	8,476	66,895	2,132	(233,169)	(6,953)	117,447	3,655
Class 529-A	150,526	4,543	49,711	1,587	(45,923)	(1,374)	154,314	4,756
Class 529-B	14,510	444	7,800	252	(6,317)	(192)	15,993	504
Class 529-C	42,675	1,306	12,302	397	(16,182)	(491)	38,795	1,212
Class 529-E	8,451	257	2,827	91	(3,363)	(101)	7,915	247
Class 529-F	3,856	116	845	27	(1,994)	(60)	2,707	83
Class R-1	21,118	652	2,420	79	(8,883)	(271)	14,655	460
Class R-2	194,354	5,958	36,133	1,170	(137,584)	(4,207)	92,903	2,921
Class R-3	369,758	11,240	71,594	2,302	(252,599)	(7,652)	188,753	5,890
Class R-4	259,031	7,819	48,104	1,538	(344,584)	(10,324)	(37,449)	(967)
Class R-5	714,553	20,884	158,792	5,044	(237,454)	(7,140)	635,891	18,788
Total net increase
(decrease)	$6,638,376	199,389	$3,810,058	121,291	$(7,169,213)	(214,691)	$3,279,221	105,989

Year ended September 30, 2006
Class A	$4,053,757	134,363	$2,529,170	88,525	$(4,309,722)	(142,978)	$2,273,205	79,910
Class B	157,783	5,317	100,290	3,559	(156,992)	(5,290)	101,081	3,586
Class C	323,744	10,963	81,747	2,914	(178,231)	(6,041)	227,260	7,836
Class F	222,169	7,353	49,638	1,742	(190,225)	(6,335)	81,582	2,760
Class 529-A	123,510	4,119	33,458	1,176	(30,473)	(1,014)	126,495	4,281
Class 529-B	13,714	463	5,659	201	(3,878)	(130)	15,495	534
Class 529-C	33,685	1,137	8,400	298	(10,750)	(362)	31,335	1,073
Class 529-E	7,257	244	1,994	70	(2,807)	(93)	6,444	221
Class 529-F	3,730	124	431	15	(551)	(18)	3,610	121
Class R-1	14,123	477	1,294	46	(4,933)	(167)	10,484	356
Class R-2	160,760	5,430	24,433	869	(85,038)	(2,867)	100,155	3,432
Class R-3	282,201	9,462	50,047	1,770	(166,371)	(5,595)	165,877	5,637
Class R-4	191,116	6,368	40,033	1,410	(108,930)	(3,639)	122,219	4,139
Class R-5	384,935	12,776	115,190	4,032	(202,555)	(6,677)	297,570	10,131
Total net increase
(decrease)	$5,972,484	198,596	$3,041,784	106,627	$(5,451,456)	(181,206)	$3,562,812	124,017

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $16,522,752,000 and $15,659,014,000, respectively, during the year ended September 30, 2007.

Financial highlights

		Income from investment operations(1)				Dividends and distributions

	Net asset value, beginning of year	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers	(3)	Ratio of net income to average net assets	(3)

Class A:
Year ended 9/30/2007	$31.73	.48		7.18	7.66	$(.50)	$(2.06)	(2.56)	36.83	25.46	49,213	.74	.70		1.44
Year ended 9/30/2006	29.53	.49		3.93	4.42	(.40)	(1.82)	(2.22)	31.73	15.80	40,517	.75	.71		1.63
Year ended 9/30/2005	24.91	.37		4.51	4.88	(.26)	-	(.26)	29.53	19.68	35,342	.77	.74		1.36
Year ended 9/30/2004	21.33	.23		3.53	3.76	(.18)	-	(.18)	24.91	17.65	30,011	.78	.78		.93
Year ended 9/30/2003	16.50	.18		4.82	5.00	(.17)	-	(.17)	21.33	30.48	25,388	.83	.83		.93
Class B:
Year ended 9/30/2007	31.12	.22		7.04	7.26	(.26)	(2.06)	(2.32)	36.06	24.55	2,057	1.50	1.47		.68
Year ended 9/30/2006	29.01	.25		3.87	4.12	(.19)	(1.82)	(2.01)	31.12	14.89	1,714	1.52	1.48		.86
Year ended 9/30/2005	24.50	.16		4.43	4.59	(.08)	-	(.08)	29.01	18.76	1,493	1.54	1.51		.60
Year ended 9/30/2004	21.02	.04		3.48	3.52	(.04)	-	(.04)	24.50	16.77	1,212	1.55	1.55		.18
Year ended 9/30/2003	16.28	.03		4.75	4.78	(.04)	-	(.04)	21.02	29.44	863	1.62	1.62		.16
Class C:
Year ended 9/30/2007	30.96	.21		6.99	7.20	(.26)	(2.06)	(2.32)	35.84	24.47	2,022	1.56	1.52		.63
Year ended 9/30/2006	28.88	.24		3.84	4.08	(.18)	(1.82)	(2.00)	30.96	14.84	1,526	1.59	1.55		.80
Year ended 9/30/2005	24.41	.15		4.40	4.55	(.08)	-	(.08)	28.88	18.67	1,197	1.60	1.57		.55
Year ended 9/30/2004	20.97	.03		3.47	3.50	(.06)	-	(.06)	24.41	16.70	868	1.61	1.61		.14
Year ended 9/30/2003	16.27	.02		4.75	4.77	(.07)	-	(.07)	20.97	29.39	485	1.66	1.66		.12
Class F:
Year ended 9/30/2007	31.64	.48		7.15	7.63	(.50)	(2.06)	(2.56)	36.71	25.49	1,215	.75	.71		1.44
Year ended 9/30/2006	29.44	.49		3.91	4.40	(.38)	(1.82)	(2.20)	31.64	15.77	932	.76	.72		1.62
Year ended 9/30/2005	24.84	.36		4.49	4.85	(.25)	-	(.25)	29.44	19.62	786	.82	.79		1.32
Year ended 9/30/2004	21.29	.22		3.52	3.74	(.19)	-	(.19)	24.84	17.59	635	.84	.84		.91
Year ended 9/30/2003	16.49	.17		4.81	4.98	(.18)	-	(.18)	21.29	30.39	353	.87	.87		.91
Class 529-A:
Year ended 9/30/2007	31.59	.46		7.13	7.59	(.49)	(2.06)	(2.55)	36.63	25.38	862	.82	.78		1.38
Year ended 9/30/2006	29.41	.48		3.91	4.39	(.39)	(1.82)	(2.21)	31.59	15.72	593	.81	.77		1.59
Year ended 9/30/2005	24.83	.36		4.47	4.83	(.25)	-	(.25)	29.41	19.55	427	.85	.82		1.31
Year ended 9/30/2004	21.29	.22		3.51	3.73	(.19)	-	(.19)	24.83	17.57	267	.86	.86		.90
Year ended 9/30/2003	16.49	.19		4.80	4.99	(.19)	-	(.19)	21.29	30.46	138	.83	.83		.98
Class 529-B:
Year ended 9/30/2007	31.09	.19		7.02	7.21	(.24)	(2.06)	(2.30)	36.00	24.40	138	1.63	1.59		.57
Year ended 9/30/2006	28.99	.22		3.86	4.08	(.16)	(1.82)	(1.98)	31.09	14.77	103	1.65	1.61		.74
Year ended 9/30/2005	24.51	.12		4.42	4.54	(.06)	-	(.06)	28.99	18.54	81	1.71	1.68		.44
Year ended 9/30/2004	21.07	-	(4)	3.48	3.48	(.04)	-	(.04)	24.51	16.53	56	1.74	1.74		.01
Year ended 9/30/2003	16.41	.01		4.76	4.77	(.11)	-	(.11)	21.07	29.21	31	1.78	1.78		.03
Class 529-C:
Year ended 9/30/2007	31.08	.19		7.03	7.22	(.26)	(2.06)	(2.32)	35.98	24.42	228	1.62	1.58		.58
Year ended 9/30/2006	28.99	.23		3.85	4.08	(.17)	(1.82)	(1.99)	31.08	14.74	159	1.64	1.60		.76
Year ended 9/30/2005	24.51	.13		4.42	4.55	(.07)	-	(.07)	28.99	18.62	117	1.70	1.67		.46
Year ended 9/30/2004	21.07	.01		3.48	3.49	(.05)	-	(.05)	24.51	16.56	75	1.73	1.72		.03
Year ended 9/30/2003	16.41	.01		4.76	4.77	(.11)	-	(.11)	21.07	29.21	39	1.77	1.77		.05
Class 529-E:
Year ended 9/30/2007	31.36	.36		7.08	7.44	(.40)	(2.06)	(2.46)	36.34	25.02	50	1.11	1.08		1.09
Year ended 9/30/2006	29.22	.38		3.89	4.27	(.31)	(1.82)	(2.13)	31.36	15.36	35	1.12	1.08		1.27
Year ended 9/30/2005	24.69	.27		4.44	4.71	(.18)	-	(.18)	29.22	19.16	26	1.18	1.15		.99
Year ended 9/30/2004	21.19	.13		3.50	3.63	(.13)	-	(.13)	24.69	17.17	16	1.20	1.20		.56
Year ended 9/30/2003	16.47	.11		4.79	4.90	(.18)	-	(.18)	21.19	29.92	8	1.23	1.23		.60
Class 529-F:
Year ended 9/30/2007	31.59	.53		7.13	7.66	$(.55)	$(2.06)	(2.61)	36.64	25.65	14	.61	.58		1.59
Year ended 9/30/2006	29.39	.55		3.88	4.43	(.41)	(1.82)	(2.23)	31.59	15.91	10	.62	.58		1.82
Year ended 9/30/2005	24.80	.37		4.46	4.83	(.24)	-	(.24)	29.39	19.58	5	.82	.79		1.35
Year ended 9/30/2004	21.28	.21		3.51	3.72	(.20)	-	(.20)	24.80	17.50	3	.95	.95		.84
Year ended 9/30/2003	16.50	.17		4.79	4.96	(.18)	-	(.18)	21.28	30.25	1	.97	.97		.89
Class R-1:
Year ended 9/30/2007	31.00	.22		6.98	7.20	(.31)	(2.06)	(2.37)	35.83	24.45	49	1.58	1.54		.66
Year ended 9/30/2006	28.95	.25		3.85	4.10	(.23)	(1.82)	(2.05)	31.00	14.89	29	1.59	1.55		.85
Year ended 9/30/2005	24.48	.16		4.41	4.57	(.10)	-	(.10)	28.95	18.63	16	1.66	1.59		.57
Year ended 9/30/2004	21.08	.04		3.47	3.51	(.11)	-	(.11)	24.48	16.71	8	1.69	1.63		.16
Year ended 9/30/2003	16.45	.04		4.76	4.80	(.17)	-	(.17)	21.08	29.35	3	1.89	1.65		.20
Class R-2:
Year ended 9/30/2007	31.05	.21		7.00	7.21	(.27)	(2.06)	(2.33)	35.93	24.45	644	1.60	1.53		.63
Year ended 9/30/2006	28.98	.24		3.85	4.09	(.20)	(1.82)	(2.02)	31.05	14.83	465	1.67	1.54		.82
Year ended 9/30/2005	24.52	.16		4.41	4.57	(.11)	-	(.11)	28.98	18.69	335	1.76	1.56		.59
Year ended 9/30/2004	21.10	.05		3.48	3.53	(.11)	-	(.11)	24.52	16.74	198	1.88	1.59		.20
Year ended 9/30/2003	16.45	.05		4.77	4.82	(.17)	-	(.17)	21.10	29.43	72	2.13	1.61		.26
Class R-3:
Year ended 9/30/2007	31.33	.36		7.07	7.43	(.40)	(2.06)	(2.46)	36.30	25.03	1,245	1.10	1.06		1.11
Year ended 9/30/2006	29.20	.39		3.88	4.27	(.32)	(1.82)	(2.14)	31.33	15.36	890	1.10	1.06		1.29
Year ended 9/30/2005	24.67	.29		4.45	4.74	(.21)	-	(.21)	29.20	19.31	665	1.10	1.07		1.07
Year ended 9/30/2004	21.19	.15		3.49	3.64	(.16)	-	(.16)	24.67	17.19	397	1.18	1.18		.62
Year ended 9/30/2003	16.49	.12		4.77	4.89	(.19)	-	(.19)	21.19	29.85	124	1.23	1.23		.64
Class R-4:
Year ended 9/30/2007	31.54	.46		7.13	7.59	(.48)	(2.06)	(2.54)	36.59	25.40	757	.81	.77		1.36
Year ended 9/30/2006	29.37	.48		3.91	4.39	(.40)	(1.82)	(2.22)	31.54	15.76	683	.79	.75		1.60
Year ended 9/30/2005	24.80	.38		4.47	4.85	(.28)	-	(.28)	29.37	19.60	515	.79	.76		1.40
Year ended 9/30/2004	21.28	.23		3.50	3.73	(.21)	-	(.21)	24.80	17.64	271	.83	.83		.95
Year ended 9/30/2003	16.50	.18		4.80	4.98	(.20)	-	(.20)	21.28	30.38	61	.88	.87		.91
Class R-5:
Year ended 9/30/2007	31.79	.56		7.18	7.74	(.57)	(2.06)	(2.63)	36.90	25.77	2,920	.51	.47		1.68
Year ended 9/30/2006	29.58	.57		3.93	4.50	(.47)	(1.82)	(2.29)	31.79	16.06	1,918	.51	.47		1.88
Year ended 9/30/2005	24.95	.45		4.50	4.95	(.32)	-	(.32)	29.58	19.97	1,485	.52	.49		1.63
Year ended 9/30/2004	21.37	.30		3.53	3.83	(.25)	-	(.25)	24.95	17.96	1,016	.53	.52		1.22
Year ended 9/30/2003	16.52	.23		4.83	5.06	(.21)	-	(.21)	21.37	30.84	91	.55	.55		1.23

	Year ended September 30
	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	30%	32%	30%	19%	28%

(1) Based on average shares outstanding.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the years shown, CRMC reduced fees for investment advisory services. In addition, during some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4) Amount less than $.01.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of New Perspective Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Perspective Fund, Inc. (the "Fund") at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 9, 2007

Tax information
                                                                                  unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2007:

Long-term capital gains	$3,268,790,000
Foreign taxes	89,099,000
Foreign source income	1,030,702,000
Qualified dividend income	100%
Corporate dividends received deduction	$257,439,000
U.S. government income that may be exempt from state taxation	2,129,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

New Perspective Fund, Inc.

Part C
Other Information

Item 23.  Exhibits for Registration Statement (1940 Act No. 811-02333 and 1933 Act. No. 002-47749)

(a-1)
Articles of Incorporation – Restated Articles of Incorporation effective 4/5/82 – previously filed (see Post-Effective (“P/E”) Amendment No. 47 filed 11/26/97); Articles of Amendment effective 6/9/86 – previously filed (see P/E Amendment No. 47 filed 11/26/97); Articles Supplementary effective 6/18/91 – previously filed (see P/E Amendment No. 61 filed 11/30/06); Articles Supplementary  effective 3/21/94 – previously filed (see P/E Amendment No. 61 filed 11/30/06); Articles Supplementary effective 3/11/96 – previously filed (see P/E Amendment No. 61 filed 11/30/06); Articles Supplementary effective 12/2/99 – previously filed (see P/E Amendment No. 61 filed 11/30/06); Articles of Amendment effective 12/23/99 – previously filed (see P/E Amendment No. 51 filed 3/13/00); Articles Supplementary effective 1/13/00 – previously filed (see P/E Amendment No. 51 filed 3/13/00); Articles Supplementary effective 1/24/01 – previously filed (see P/E Amendment No. 53 filed 3/13/01); Articles Supplementary effective 1/18/02 - previously filed No. 55 filed 2/14/02)

(a-2)	Articles Supplementary effective 12/21/07

(a-3)	Articles Supplementary effective 5/23/08

(b)	By-laws – By-laws as amended 6/7/2007 – previously filed (see P/E Amendment No. 62 filed 11/30/07)

(c)	Instruments Defining Rights of Security Holders – Form of share certificate - previously filed (see P/E Amendment No. 53 filed 3/13/01)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 12/6/06 – previously filed (see P/E Amendment No. 62 filed 11/30/07)

(e-1)
Underwriting Contracts – Form of Selling Group Agreement - previously filed (see P/E Amendment No. 56 filed 5/14/02); Form of Bank Selling Group Agreement - previously filed (see P/E Amendment No. 56 filed 5/14/02); Form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only - previously filed (see P/E Amendment No. 56 filed 5/14/02); Form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 59 filed 11/30/04); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 61 filed 11/30/2006); Form of Amendment to Selling Group Agreement effective 2/1/07 – previously filed (see P/E Amendment No. 62 filed 11/30/07)

(e-2)	Form of Amendment to Institutional Selling Group Agreement effective 2/1/07

(e-3)	Form of Amended and Restated Principal Underwriting Agreement effective 7/30/08

(f)	Bonus or Profit Sharing Contracts – Form of Deferred Compensation Plan effective 1/1/08

(g)	Custodian Agreements – Form of Global Custody Agreement effective 12/21/06 – previously filed (see P/E Amendment No. 62 filed 11/30/07)

(h-1)
Other Material Contracts – Form of Amended Shareholder Services Agreement 4/1/03 - previously filed (see P/E Amendment No. 59 filed 11/30/04); Form of Indemnification Agreement - previously filed (see P/E Amendment No. 59 filed 11/30/04); Form of Amendment to Shareholder Services Agreement dated 11/1/06 – previously filed (see P/E Amendment No. 62 filed 11/30/07)

(h-2)	Form of Amended and Restated Administrative Services Agreement effective 7/30/08

(i-1)
Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 47 filed 11/26/97, P/E Amendment No. 51 filed 3/31/00, P/E Amendment No. 53 filed 3/13/01 P/E Amendment No. 55 filed 2/14/02 and P/E Amendment No. 56 filed 5/14/02)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – None

(l)	Initial Capital Agreements – None

(m-1)
Rule 12b-1 Plan – Form of Plan of Distribution for Class A dated 4/1/89 - previously filed (see P/E Amendment No. 47 filed 11/26/97); Form of Plan of Distribution for Class 529-A dated 2/1/02 - previously filed (see P/E Amendment No. 55 filed 2/14/02);  Forms of Amended and Restated Plan of Distribution of Classes B, C, and F dated 10/1/05 – previously filed (see P/E Amendment No. 60 filed 12/1/05); Forms of Amended and Restated Plan of Distribution of Classes 529-B, 529-C, 529-E, 529-F, R-1, R-2, R-3, and R-4 dated 10/1/05 – previously filed (see P/E Amendment No. 61 filed 11/30/06)

(m-2)	Forms of Amendment to Plan of Distribution – Classes F-1 and 529-F-1 dated 6/16/08

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 6/16/08

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2008; and Code of Ethics for Registrant dated December 2005

Item 24.	Persons Controlled by or Under Common Control with the Fund

None

Item 25.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VI of the Registrant's Articles of Incorporation and Article VI of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.	Business and Other Connections of the Investment Adviser

None

Item 27.	Principal Underwriters

(a)                      American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Regional Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Steven L. Barnes	Senior Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President	None
LAO	David D. Charlton	Director, Senior Vice President	None
LAO	Thomas M. Charon	Regional Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Thomas E. Cournoyer	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Jeffrey C. Denny	Regional Vice President	None
	James A. DePerno, Jr. 19 Hamlin Ave East Aurora, NY 14052	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Senior Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
IRV	Evelyn K. Glassford	Vice President	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
IRV	Steven Guida	Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	David E. Harper	Senior Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Steven J. Hipsley	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Assistant Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	William J. Maguire	Regional Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Terry W. McNabb	Senior Vice President	None
LAO	Katharine McRoskey	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Regional Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
IRV	Cathy Sackett	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	David W. Short	Chairman of the Board and Co-Chief Executive Officer	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Regional Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None
LAO	Scott D. Zambon	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)            None

Item 28.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.	Management Services

None

Item 30.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 30th day of June, 2008.

NEW PERSPECTIVE FUND, INC.

By	/s/ Gina H. Despres
(Gina H. Despres, Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on June 30, 2008, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Gina H. Despres	Vice Chairman
(Gina H. Despres)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Bryan K. Nielsen	Treasurer
(Bryan K. Nielsen)

(3)	Directors:

	Elisabeth Allison*	Director
	Vanessa C. L. Chang*	Director

	/s/ Gina H. Despres	Vice Chairman
Gina H. Despres

	Robert A. Fox*	Director

	Jae H. Hyun*	Director

	/s/ Gregg E. Ireland	Vice Chairman
Gregg E. Ireland

	Koichi Itoh*	Director
	William H. Kling*	Director

	/s/ Robert W. Lovelace	President and Director
Robert W. Lovelace

	John G. McDonald*	Director
	William I. Miller*	Chairman of the Board (Independent and Non-Executive)
	Alessandro Ovi*	Director
	Kirk P. Pendleton*	Director
	Rozanne L. Ridgway*	Director

*By        /s/ Vincent P. Corti
(Vincent P. Corti, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Timothy W. McHale
(Timothy W. McHale)

POWER OF ATTORNEY

I, Elisabeth Allison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Belmont, MA, this 2nd day of July, 2007.
(City, State)

/s/ Elisabeth Allison
Elisabeth Allison, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 20th day of July, 2007.
(City, State)

/s/ Vanessa C. L. Chang
Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Robert A. Fox, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim R. Marcia Gould Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Reno, NV     , this 28th day of July, 2007.
(City, State)

/s/ Robert A. Fox
Robert A. Fox, Board member

POWER OF ATTORNEY

I, Jae H. Hyun, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Seoul, Korea, this 12th day of July, 2007.
(City, State)

/s/ Jae H. Hyun
Jae H. Hyun, Board member

POWER OF ATTORNEY

I, Koichi Itoh, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould Sheryl F. Johnson Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tokyo, Japan, this 6th day of July, 2007.
(City, State)

/s/ Koichi Itoh
Koichi Itoh, Board member

POWER OF ATTORNEY

I, William H. Kling, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould Karl C. Grauman David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at St. Paul, MN, this 13th day of July, 2007.
(City, State)

/s/ William H. Kling
William H. Kling, Board member

POWER OF ATTORNEY

I, John G. McDonald, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund, Inc. (File No. 002-10758, File No. 811-00066)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America, Inc. (File No. 002-33371, File No. 811-01880)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Jennifer M. Buchheim R. Marcia Gould Jeffrey P. Regal Carmelo Spinella

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Stanford, CA, this 5th day of July, 2007.
(City, State)

/s/ John G. McDonald
John G. McDonald, Board member

POWER OF ATTORNEY

I, William I. Miller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED atColumbus, IN, this 9th day of July, 2007.
(City, State)

/s/ William I. Miller
William I. Miller, Board member

POWER OF ATTORNEY

I, Alessandro Ovi, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rome, Italy, this 5th day of July, 2007.
(City, State)

/s/ Alessandro Ovi
Alessandro Ovi, Board member

POWER OF ATTORNEY

I, Kirk P. Pendleton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105).

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould Karl C. Grauman Sheryl F. Johnson David A. Pritchett

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bryn Athyn, PA, this 9th day of July, 2007.
(City, State)

/s/ Kirk P. Pendleton
Kirk P. Pendleton, Board member

POWER OF ATTORNEY

I, Rozanne L. Ridgway, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	New Perspective Fund, Inc. (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	R. Marcia Gould

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Arlington, VA, this 3rd day of July, 2007.
(City, State)

/s/ Rozanne L. Ridgway
Rozanne L. Ridgway, Board member